UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                                         Report to Stockholders.

Insight that works for you.TM	TCW Fixed Income Funds TCW Money Market Fund

2008 Annual Report

FIXED INCOME FUNDS

TCW Funds, Inc.

Table of Contents	October 31, 2008
Letter to Shareholders	1

Management Discussions	3

Schedules of Investments:

TCW Money Market Fund	13

TCW Core Fixed Income Fund	17

TCW Emerging Markets Income Fund	28

TCW High Yield Bond Fund	32

TCW Short Term Bond Fund	39

TCW Total Return Bond Fund	43

Statements of Assets and Liabilities	50

Statements of Operations	52

Statements of Changes in Net Assets	54

Notes to Financial Statements	57

Financial Highlights	70

Report of Independent Registered Public Accounting Firm	80

Shareholder Expenses	81

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	83

Advisory and Sub-Advisory Agreements Disclosure	84

Tax Information Notice	86

Directors and Officers	87

(THIS PAGE INTENTIONALLY LEFT BLANK)

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To Our Valued Shareholders

We submit the 2008 annual report for the TCW Funds, Inc. The report contains information outlining the performance of our Funds and a listing of the portfolio holdings as of October 31, 2008 as well as the management discussion on each of the Funds for the year ended October 31, 2008.

Investment Environment

The global credit and equity markets significantly deteriorated in 2008. The U.S. housing and mortgage markets continued to decline at a rapid pace. As a result, financial institutions with significant exposure to the U.S. mortgage market were forced to take large write-downs. Ultimately, the credit crises led to unprecedented government intervention in the third quarter to alleviate some of the pressure on banks and financial institutions that were hoarding cash and halting any significant lending. The consumer led U.S. economy began to crack with high gas prices at the beginning of the year peaking in July, less credit availability, rising unemployment and large declines in overall wealth through 401(k) accounts, housing prices and investment portfolios. Global equity indices were down over 30% during the last year, as the October 2008 total return for the S&P 500 was the ninth worst monthly return (-16.79%) since 1926 and the worst since October 1987, twenty-one years ago.

Changes

There have been some changes to the Fund lineup over the past year. Five Funds were liquidated, due in large part to limited investor demand: TCW Asia Pacific Equities Fund, TCW Value Added Fund, TCW Emerging Markets Equities Fund, TCW Growth Insights Fund and the TCW Life Plan Aggressive Fund. The TCW Equities Fund was merged into the TCW Focused Equities Fund, as the strategies were similar and managed by the same team. The TCW Global Equities Fund was changed from a global mandate to a non-U.S. mandate reflecting greater investor interest in that type of fund. We also funded the TCW Growth Fund in December 2007, which provides actively managed exposure to growth stocks of all market capitalizations.

During the year the TCW Money Market Fund participated in a special guarantee program offered by the U.S. Treasury Department. The federal insurance program guarantees a shareholder's balance in the TCW Money Market Fund up to the amount held at the close of business on the date of the federal announcement, September 19, 2008, as per the details of the program set forth on the U.S. Treasury's web site at www.ustreas.gov. We are confident in the investment strategy of the TCW Money Market Fund. The TCW Money Market Fund continues to be rated AAAm by Standard & Poors. We are participating in the federal insurance program simply as a way to reassure our investors that protecting their capital and maintaining liquidity are our highest priorities.

Recognition

Our fixed income fund offerings demonstrated excellence in multiple assets classes. Two of our fixed income Funds, TCW Total Return Bond Fund and TCW Core Fixed Income Fund, received the highest overall five star Morningstar rating at the end of October 2008. The TCW Emerging Markets Income Fund improved its rating to an overall four stars.

FIXED INCOME FUNDS

Conclusion

During this difficult time in the capital markets the TCW Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. TCW Funds, Inc., provides our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc., I invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1 (800) FUND TCW (1 (800) 386-3829.)

Sincerely,

Ronald R. Redell, CFA
President & Chief Executive Officer

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Management Discussions

For the year ended October 31, 2008, the TCW Core Fixed Income Fund (the "Fund") posted an increase of 0.94% and 0.73% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned 0.30% over the same period.

The fiscal year ended October 31, 2008 coincided with one of the most momentous periods in the history of the financial markets. The world's national governments and central banks embarked on massive emergency outlays and liquidity operations to stave off a collapse of the banking system. Global write-downs of credit assets reached $684.7 billion. Casualties included Fannie Mae and Freddie Mac, placed under U.S. government conservatorship; federal seizure of Washington Mutual; the government bailout of the largest insurer AIG and the end of independent investment banking with the bankruptcy of Lehman Brothers, moves by Goldman Sachs and Morgan Stanley to reorganize as bank holding companies and Bank of America's announced acquisition of Merrill Lynch.

Consistent with the management philosophy of the Fund, the manager used sector allocation as a key strategy to manage risk. During the fiscal year, the manager maintained an underweight allocation to U.S. credit, including investment-grade and high-yield corporate credit securities, relative to baseline policy. This was largely accomplished by overweighting U.S. Government securities and agency mortgage-backed securities. As a result of these decisions, the portfolio was underweighted in credit as the global credit market was severely impacted by the financial crisis in the latter part of the fiscal year.

In line with the Fund's defensive posture relative to credit, the Fund allocation to non-U.S. fixed income securities consisted entirely of sovereign debt of developed-economy countries throughout the fiscal year. From the start of the period, international exposure was underweight baseline, and the manager further reduced the allocation during the year. This reduction was based on the Advisor's outlook that global de-leveraging by definition would mean massive raising of cash, demand that would drive dollar strength.

Looking forward, the management team is working to take advantage of pricing dislocations offered by the seize-up of the credit markets, including in non-agency mortgage-backed and corporate fixed-income securities.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Management Discussions (Continued)

TCW Core Fixed Income Fund - I Class

TCW Core Fixed Income Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Management Discussions

For the year ended October 31, 2008, the TCW Emerging Markets Income Fund (the "Fund") posted a decline of 21.46% and 21.51% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 20.22% over the same period.

Negative excess returns were attributable to our exposure to financial institutions in the Former Soviet Union and Chinese corporate credits as well as our underweight exposure to the Philippines. This was partly offset by security selection in Argentina and to our non-indexed positions in Korea and Singapore. The backdrop for emerging market debt ("EMD") at the end of the fiscal year appears significantly worse compared to only a few months ago. In the first half of the fiscal year, EMD managed to avoid the worst of the global credit storm, but the months of September and October saw that storm transform into a hurricane that punished all risk assets. JP Morgan Emerging Markets Bond Index Global Diversified ("EMBIGD") concluded October at a spread of 713bps over Treasuries, an increase of 420bps from the end of the fiscal second quarter ended in April. The spread widened substantially further during the first half of November to around 800bps over Treasuries. Within the EMD markets, lower rated sovereign credits and corporate credits have suffered disproportionately, but no credit has escaped unscathed. The unprecedented wave of de-leveraging intensified with the collapse and bankruptcy of Lehman Brothers, which not only sparked a massive global flight to quality but heightened fears of counterparty risk and, ultimately, systemic failure. Credit and inter-bank lending markets effectively froze during September-October, and depending on the day, market conditions frequently resembled a full-blown panic. The vicious spiral continued into early November with the global credit crunch claiming new victims and sparking rumors of possible future victims on a nearly daily basis.

Across the emerging markets ("EM") universe, we see policymakers working feverishly to cushion their economies, financial markets, and companies from the worst excesses of the de-leveraging frenzy. To this end, governments in Russia and Kazakhstan have pledged significant sums of money to support their banking sectors and other high-priority companies of strategic importance. In Asia and Latin America, governments with fiscal flexibility such as China and Mexico are accelerating and upsizing infrastructure spending plans to support economic growth. Of critical importance, the international financial institutions (e.g. IMF and World Bank) will lend as much as USD 300bn to EM sovereigns over the next year or two. The central banks of Mexico and Brazil (among others) have also initiated more aggressive support for their currencies, which have lost significant value since investors began fleeing to US dollars and Japanese yen in early August. EM central banks have employed numerous alternative liquidity injection mechanisms to support their financial sectors and growth. This is likely to continue, as necessary, during the next few months.

For EM corporate credits, the current environment is challenging. Access to international funding has shut down and seems unlikely to reopen soon. Going forward, funding will depend upon a combination of local debt issuance (where possible) and capital injections either from equity sales or sovereign support. Credit rating downgrades have accelerated, while the prospects of further downgrades and debt defaults are growing. While the EMD market outlook is less supportive than at any time in recent years, the good news is that the deteriorating outlook is mainly due to exogenous events. EM debt issuers have, almost uniformly, improved their creditworthiness during this decade — taking advantage of strong economic growth and high commodity prices to retire and re-profile existing debt. EM credits are coping with a global credit hurricane from a position of significantly greater resiliency than characterized the EMD asset class during previous crisis periods (the 1994-95 Mexico crisis, the Asia crisis of 1997, the Russian default of 1998, and the Argentine default of 2001).

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Management Discussions (Continued)

We expect many EM credits to be tested in the months to come, and our strategy during this period will remain generally defensive (i.e. biased in favor of higher rated credits, especially sovereigns). For sovereigns, we look to those with healthy economic fundamentals and prudent fiscal and monetary management. We prefer to avoid or underweight sovereigns exhibiting significant imbalances (e.g., large fiscal or current account deficits) or those that have consistently pursued investor-unfriendly / heterodox policies (e.g. Ecuador and Venezuela). For corporate credits, we emphasize those with some combination of sound fundamentals and either explicit or implicit sovereign support. At the same time, the dramatic recent spread widening will eventually create new investment opportunities as many good credits have traded well below what their fundamentals suggest.

TCW Emerging Markets Income Fund - I Class

(1)  The returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Income Fund - N Class

(1)  The returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Management Discussions

For the year ended October 31, 2008, the TCW High Yield Bond Fund (the "Fund") posted a decline of 26.41% and 26.63% on its I Class and N Class, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned a negative 23.60% over the same period.

The sharp housing market correction triggered a dramatic freeze in the flow of credit, which led to fears of a global financial meltdown. As a result the high yield market experienced one of its worst periods of performance. High yield was not alone as investment grade corporate bonds, bank loans, emerging market debt and equities suffered dramatic, and in some cases historic, declines. High yield bond prices fell precipitously in September and October of 2008 as the vicious cycle of lower prices forced the unwinding of several highly levered funds, which pushed high yield bond prices even lower.

The Fund benefited from its underweight to the triple-C segment of the market, which according to the Benchmark, lost more than -35% over the trailing twelve months. The single-B segment lost just over -25% followed by the double-B segment at over -16%. The Fund benefited from the decision to increase its exposure to double-B securities in the latter part of 2007 and into 2008. The Fund also benefited from its favorable view on the healthcare industry and the decision to increase its utility exposure. Among the largest detractors to performance was our exposure within consumer-related industries such as publishing and gaming. Heavy redemption activity also hurt the Fund's performance.

On average high yield bonds are trading below 70% of par and credit spreads have pushed past 1,300 basis points. The high yield market is trading at its widest spread over treasuries on record and represents a rare opportunity. We remain focused on how we can best weather current conditions and identify opportunities going forward.

TCW High Yield Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

TCW High Yield Bond Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Management Discussions

For the year ended October 31, 2008, the TCW Short Term Bond Fund (the "Fund") posted a decline of 0.88%. The Fund's benchmark had a positive return of 4.95% over the same period.

Yields on U.S. Treasuries were down for the year ended October 31, 2008. The 3-month Treasury Bill fell 348 basis points from 3.92% to 0.44%, the 2-year fell 238 basis points from 3.94% to 1.56% and the 10-year fell 51 basis points from 4.47% to 3.96%. Since October 2007, the FOMC has lowered the Fed Funds Rate by 350 basis points from 4.50% to 1.00%, in an attempt to provide credit markets with short-term liquidity and to restore order to the financial markets. The deleveraging that has taken place over the past year has squeezed the credit markets of liquidity and forced the FOMC to take action. As the lack of liquidity has continued to be a concern, it has weighed heavily on the non-agency sector and been the main driver (vs. collateral quality) behind underperformance in this sector. The agency sector exhibited relative outperformance to the non-agency sector as it was helped by the U.S. government's promise to provide Fannie Mae and Freddie Mac $200 billion of financial aid in exchange for majority ownership of both entities. Benchmark crude oil recently dropped below $50/barrel, a level not seen since May 2005 and far from its July 2008 peak price of $145.29. Gold dropped moderately year-to-year, from $805.20 to $724.55.

Agency ARMs performed relatively well over the past year. Conversely, non-agency securities underperformed due to liquidity concerns that weighed upon the sector. Nevertheless, we continue to find value in non-agency securities with a significant portion of new MBS purchases coming from this sector. These securities are trading on technical factors, offering deep discounts and very attractive yields, even under stressed scenarios. We remain diligent and focused on collateral quality, cash flow and structure as a basis for security selection in the portfolio.

TCW Short Term Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Management Discussions

For the year ended October 31, 2008, the TCW Total Return Bond Fund (the "Fund") posted a gain of 2.08% and 1.75% on its Class I and Class N shares, respectively. The performance of the Fund's two classes varies because of differing expenses. The Fund's benchmark returned 0.30% over the same period.

Yields on U.S. Treasuries were down for the year ended October 31, 2008. The 3-month Treasury Bill fell 348 basis points from 3.92% to 0.44%, the 2-year fell 238 basis points from 3.94% to 1.56% and the 10-year fell 51 basis points from 4.47% to 3.96%. Since October 2007, the FOMC has lowered the Fed Funds Rate by 350 basis points from 4.50% to 1.00%, in an attempt to provide credit markets with short-term liquidity and to restore order to the financial markets. The deleveraging that has taken place over the past year has squeezed the credit markets of liquidity and forced the FOMC to take action. As the lack of liquidity has continued to be a concern, it has weighed heavily on the non-agency sector and been the main driver (vs. collateral quality) behind underperformance in this sector. The agency sector exhibited relative outperformance to the non-agency sector as it was helped by the U.S. government's promise to provide Fannie Mae and Freddie Mac $200 billion of financial aid in exchange for majority ownership of both entities. Benchmark crude oil recently dropped below $50/barrel, a level not seen since May 2005 and far from its July 2008 peak price of $145.29. Gold dropped moderately year-to-year, from $805.20 to $724.55.

Longer duration securities such as Medium CMOs and 15-year and 30-year Agency pass-throughs outperformed the index over the past year. Non-agency securities underperformed due to liquidity concerns that weighed upon the sector. Nevertheless, we continue to find value in non-agency securities with a significant portion of new MBS purchases coming from this sector. These securities are trading on technical factors, offering deep discounts and very attractive yields, even under stressed scenarios. We remain diligent and focused on collateral quality, cash flow and structure as a basis for security selection in the portfolio.

TCW Total Return Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Management Discussions (Continued)

TCW Total Return Bond Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

FIXED INCOME FUNDS

TCW Money Market Fund

Schedule of Investments	October 31, 2008

Principal Amount	Short-Term Investments	Value (4)
	Commercial Paper (29.9% of Net Assets)
$25,000,000	Abbey National North America LLC, 2.88%, due 01/23/09	$24,834,000
25,000,000	Abbey National North America LLC, 2.88%, due 02/24/09	24,770,000
25,000,000	Bank of Scotland PLC, 2.78%, due 11/05/08	24,992,278
20,000,000	Bank of Scotland PLC, 3.05%, due 01/29/09	19,849,194
20,000,000	Bank of Scotland PLC, 3.07%, due 01/26/09	19,853,322
25,000,000	Barclays U.S. Funding Corp., 3.055%, due 02/18/09	24,768,753
25,000,000	BNP Paribas Finance, Inc., 2.99%, due 02/09/09 (1)(2)	24,806,463
10,000,000	Calyon North America, Inc., 2.955%, due 02/02/09	9,923,663
2,300,000	Illinois Tool Works, Inc., 5.75%, due 03/01/09	2,320,533
20,000,000	ING US Funding LLC, 2.97%, due 02/06/09	19,839,950
10,000,000	UBS AG/Finance LLC, 2.935%, due 01/26/09	9,929,886
5,000,000	UBS AG/Finance LLC, 2.935%, due 01/29/09	4,963,720
20,000,000	UBS AG/Finance LLC, 3.24%, due 04/17/09	19,699,400
10,000,000	UBS AG/Finance LLC, 3.48%, due 03/13/09	9,872,400
	Total Commercial Paper (Cost $240,409,461)	240,423,562
	Corporate Fixed Income Securities (45.5%)
6,900,000	American Express Bank FSB, 3.811%, due 06/22/09	6,869,657
3,688,000	American Express Credit Corp., 4.105%, due 04/06/09	3,676,345
7,550,000	American Express Credit Corp., 4.338%, due 05/19/09	7,511,139
2,005,000	American Express Credit Corp., 4.75%, due 06/17/09	2,010,023
4,000,000	American General Finance Corp., 4.34%, due 01/09/09 (1)(2)	3,872,116
37,905,000	Associates Corp. of North America, 6.25%, due 11/01/08 (1)(2)	37,905,000
6,000,000	Associates Corp. of North America, 6.875%, due 11/15/08	6,007,794
2,700,000	Bank of America Corp., 2.957%, due 02/17/09	2,699,282
10,000,000	Bank of America Corp., 5.875%, due 02/15/09 (1)(2)	9,977,300
8,340,000	Bank of America Corp., 7.125%, due 03/01/09 (1)(2)	8,308,633
4,650,000	Bank of New York Mellon Corp., 3.625%, due 01/15/09	4,655,577
13,232,000	CitiCorp, 6.375%, due 11/15/08	13,243,929
5,000,000	Citigroup Global Markets Holdings, Inc., 2.916%, due 03/17/09	4,986,194
3,125,000	Citigroup, Inc., 2.991%, due 03/02/09	3,118,306
5,000,000	Citigroup, Inc., 3.625%, due 02/09/09 (1)(2)	4,939,815
2,733,000	Citigroup, Inc., 3.809%, due 12/26/08	2,729,471
1,100,000	Citigroup, Inc., 6.2%, due 03/15/09	1,110,641
38,000,000	Credit Suisse USA, Inc., 2.944%, due 12/09/08	37,990,883
18,395,000	Credit Suisse USA, Inc., 3.875%, due 01/15/09 (1)(2)	18,225,196
4,175,000	Credit Suisse USA, Inc., 4.7%, due 06/01/09	4,201,320
10,655,000	Fleet National Bank, 5.75%, due 01/15/09	10,707,711
3,967,000	General Electric Capital Corp., 1.17%, due 01/27/09	3,964,127
18,000,000	HSBC Finance Corp., 4.125%, due 12/15/08 (1)(2)	18,009,890
8,227,000	HSBC Finance Corp., 5.875%, due 02/01/09 (1)(2)	8,185,750
5,286,000	HSBC Finance Corp., 6.5%, due 11/15/08	5,290,964
4,000,000	HSBC USA, Inc., 6.625%, due 03/01/09	4,034,921
5,000,000	International Lease Finance Corp., 3.5%, due 04/01/09 (1)(2)	4,501,660
5,000,000	International Lease Finance Corp., 6.375%, due 03/15/09 (1)(2)	4,556,470
25,000,000	PACCAR Financial Corp., 2.85%, due 06/03/09	24,993,033

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Money Market Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value (4)
	Corporate Fixed Income Securities (Continued)
$11,500,000	SunTrust Banks, Inc., 3.486%, due 06/26/09	$11,452,679
50,000,000	Toyota Motor Credit Corp., 0.8%, due 09/11/09	50,000,000
8,500,000	Wachovia Bank NA, 5.8%, due 12/01/08 (1)(2)	8,515,181
3,515,000	Wachovia Corp., 3.625%, due 02/17/09 (1)(2)	3,472,679
2,128,000	Wachovia Corp., 5.625%, due 12/15/08 (1)(2)	2,133,294
13,900,000	Wachovia Corp., 6.15%, due 03/15/09 (1)(2)	13,784,310
5,025,000	Wachovia Corp., 6.375%, due 01/15/09 (1)(2)	4,967,810
3,600,000	Wachovia Corp., 6.375%, due 02/01/09 (1)(2)	3,574,415
	Total Corporate Fixed Income Securities (Cost $368,269,038)	366,183,515
Number of Shares
	Money Market Investments (8.7%)
39,049,000	BlackRock Liquidity TempFund, 2.95%	39,049,000
31,209,000	Morgan Stanley Institutional Liquidity Fund, 2.3%	31,209,000
	Total Money Market Investments (Cost $70,258,000)	70,258,000
Principal Amount
	Repurchase Agreements (15.4%)
$124,200,000	Deutsche Bank LLC, 0.3%, due 11/03/08 (collateralized by a $2,043,000,
Fannie Mae, 5.40%, due 02/23/17 valued at $2,038,301, Total Amount to be Received Upon Repurchase $2,017,463, a $25,000,000 Fannie Mae,
4.06%, due 03/19/13 valued at $24,860,667, Total Amount to be Received
Upon Repurchase $24,742,250, a $35,000,000 Federal Home Loan Bank,
due 11/14/08 valued at $34,996,500, Total Amount to be Received
Upon Repurchase $34,996,500, a $50,000,000 Federal Home Loan Bank,
4.15%, due 04/02/13 valued at $49,620,153, Total Amount to be Received
Upon Repurchase $49,453,000, a $15,000,000 Freddie Mac, 3.94%,
due 09/30/09 valued at $15,168,941, Total Amount to be Received Upon
	Repurchase $15,118,050)	124,200,000
5,881	State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $10,000, U.S. Treasury Bill, 0%, due 01/29/09 valued at $10,000) (Total Amount to be Received Upon Repurchase $5,881)	5,881
	Total Repurchase Agreements (Cost $124,205,881)	124,205,881
	Total Short-Term Investments (Cost: $803,142,380) (99.7%)	801,070,958

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Money Market Fund

October 31, 2008

Capital Commitment	Other	Value
$2,071,422	Capital Support Agreement with Affiliate (2)(3)	$2,071,422
	Total Other (Cost $0) (0.2%)	2,071,422
	Total Investments (Cost: $803,142,380) (99.7%)	803,142,380
	Excess of Other Assets over Liabilities (0.3%)	2,093,039
	Net Assets (100.0%)	$805,235,419

Notes to the Schedule of Investments:

(1)  Security covered under the Capital Support Agreement (Note 3).

(2)  Fair valued security (Note 2).

(3)  See Note 3.

(4)  Amortized Cost unless otherwise noted (See Note 2 under "Security Valuations").

See accompanying notes to financial statements.

TCW Money Market Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Automotive	3.1%
Banking	62.7
Commercial Services	1.2
Financial Services	8.1
Household Products	0.3
Short-Term Investments	24.1
Other	0.2
Total	99.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Schedule of Investments	October 31, 2008

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.2% of Net Assets)
$125,000	L-3 Communications Corp., 6.375%, due 10/15/15	$104,062
175,000	Northrop Grumman Corp., 7.75%, due 02/15/31	177,446
	Total Aerospace & Defense	281,508
	Automotive (0.3%)
125,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	96,250
250,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	232,500
15,000	Ford Motor Co., 7.45%, due 07/16/31	4,950
25,000	General Motors Corp., 8.375%, due 07/15/33	8,125
	Total Automotive	341,825
	Banking (3.8%)
200,000	American Express Credit Corp., 5%, due 12/02/10	182,980
325,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	338,662
275,000	Bank of America Corp., 5.625%, due 10/14/16	239,794
125,000	Bank of America Corp., 5.65%, due 05/01/18	107,829
275,000	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	267,049
100,000	CIT Group, Inc., 5.4%, due 01/30/16	47,500
275,000	Citigroup, Inc., 4.125%, due 02/22/10	271,367
20,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	11,200
100,000	General Electric Capital Corp., 4.8%, due 05/01/13	89,967
250,000	General Electric Capital Corp., 5.875%, due 02/15/12	239,596
75,000	GMAC LLC, 6%, due 12/15/11	41,250
50,000	John Deere Capital Corp., 4.9%, due 09/09/13	45,702
125,000	John Deere Capital Corp., 5.1%, due 01/15/13	116,389
275,000	JPMorgan Chase & Co., 4.75%, due 03/01/15	236,966
125,000	JPMorgan Chase & Co., 6%, due 01/15/18	113,317
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	102,461
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	191,609
125,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	103,822
75,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	79,329
275,000	PNC Funding Corp., 5.25%, due 11/15/15	234,690
100,000	PNC Funding Corp., 5.625%, due 02/01/17	86,572
225,000	Textron Financial Corp., 4.6%, due 05/03/10	204,320
50,000	Textron Financial Corp., 5.125%, due 11/01/10	46,358
350,000	US Bank N.A., 6.3%, due 02/04/14	337,148
250,000	Wachovia Bank N.A., 7.8%, due 08/18/10	232,500
125,000	Wells Fargo & Co., 4.375%, due 01/31/13	115,917
250,000	Wells Fargo & Co., 6.45%, due 02/01/11	250,372
	Total Banking	4,334,666
	Beverages, Food & Tobacco (1.2%)
125,000	Campbell Soup Co., 6.75%, due 02/15/11	128,556
350,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	355,483

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Beverages, Food & Tobacco (Continued)
$175,000	ConAgra Foods, Inc., 6.75%, due 09/15/11	$168,532
60,000	Dean Foods Co., 7%, due 06/01/16	45,600
175,000	Kellogg Co., 7.45%, due 04/01/31	174,660
125,000	Kraft Foods, Inc., 5.25%, due 10/01/13	112,241
50,000	Kraft Foods, Inc., 6.25%, due 06/01/12	47,917
125,000	PepsiCo, Inc., 4.65%, due 02/15/13	120,153
150,000	PepsiCo, Inc., 7.9%, due 11/01/18	156,313
20,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	12,600
	Total Beverages, Food & Tobacco	1,322,055
	Building Materials (0.1%)
15,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	16,575
75,000	Ply Gem Industries, Inc., (144A), 11.75%, due 06/15/13 (1)	48,750
30,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	19,500
	Total Building Materials	84,825
	Chemicals (0.1%)
10,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)	3,600
55,000	Mosaic Co., (144A), 7.625%, due 12/01/16 (1)	48,400
5,000	Mosaic Co., (144A), 7.375%, due 12/01/14 (1)	4,225
25,000	Nova Chemicals Corp., 5.953%, due 11/15/13	16,625
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	16,400
30,000	Westlake Chemical Corp., 6.625%, due 01/15/16	21,600
	Total Chemicals	110,850
	Coal (0.0%)
15,000	Massey Energy Co., 6.875%, due 12/15/13	12,075
20,000	Peabody Energy Corp., 6.875%, due 03/15/13	17,700
	Total Coal	29,775
	Commercial Services (0.5%)
50,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	46,125
25,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	22,875
125,000	Aramark Services, Inc., 8.5%, due 02/01/15	107,500
25,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1)	15,750
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	18,000
30,000	Education Management LLC, 8.75%, due 06/01/14	21,900
25,000	Hertz Corp., 8.875%, due 01/01/14	18,250
10,000	Inergy LP/Inergy Finance Corp., (144A), 8.25%, due 03/01/16 (1)	7,575
275,000	International Lease Finance Corp., 5.875%, due 05/01/13	177,375
15,000	Iron Mountain, Inc., 8%, due 06/15/13	11,738
50,000	Service Corporation International, 6.75%, due 04/01/15	39,500
10,000	Station Casinos, Inc., 7.75%, due 08/15/16	3,400
50,000	Waste Management, Inc., 7%, due 07/15/28	34,713
125,000	Waste Management, Inc., 7.75%, due 05/15/32	93,775
	Total Commercial Services	618,476

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

October 31, 2008

Principal Amount	Fixed Income Securities	Value
	Communications (0.0%)
$5,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.5%, due 01/15/13 (1)	$4,325
	Computer Integrated Systems Design (0.0%)
40,000	Unisys Corp., 8%, due 10/15/12	23,600
	Computers & Information (0.2%)
200,000	3M Co., 5.7%, due 03/15/37	176,638
	Cosmetic & Personal Care (0.2%)
200,000	Procter & Gamble Co., 5.55%, due 03/05/37	173,971
	Data Processing & Preparation (0.1%)
105,000	First Data Corp., (144A), 9.875%, due 09/24/15 (1)	67,200
	Electric Utilities (1.2%)
100,000	AES Corp., 8%, due 10/15/17	77,500
125,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	107,578
200,000	Carolina Power & Light Co., 5.95%, due 03/01/09	200,908
75,000	Carolina Power & Light Co., 6.5%, due 07/15/12	70,832
125,000	Dominion Resources, Inc., 5.15%, due 07/15/15	102,996
150,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	111,000
50,000	Edison Mission Energy, 7%, due 05/15/17	40,000
30,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17 (1)	23,700
20,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16 (1)	16,600
250,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	182,809
35,000	Mirant North America LLC, 7.375%, due 12/31/13	30,450
50,000	NRG Energy, Inc., 7.375%, due 02/01/16	43,375
50,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	50,953
15,000	PNM Resources, Inc., 9.25%, due 05/15/15	12,450
30,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	25,591
105,000	Reliant Energy, Inc., 7.625%, due 06/15/14	80,325
150,000	Southern Power Co., 4.875%, due 07/15/15	123,873
25,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15 (1)	19,375
	Total Electric Utilities	1,320,315
	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	19,250
5,000	Moog, Inc., (144A), 7.25%, due 06/15/18 (1)	4,000
	Total Electrical Equipment	23,250
	Electronics (0.4%)
65,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	52,812
400,000	Cisco Systems, Inc., 5.5%, due 02/22/16	372,206
25,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	11,063
40,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	20,000
30,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	18,825
10,000	Sensata Technologies BV (Netherlands), 8%, due 05/01/14	5,400
	Total Electronics	480,306

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Entertainment & Leisure (0.3%)
$20,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	$9,000
40,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)	22,000
20,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (1)	10,600
40,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (1)	31,800
300,000	Xerox Corp., 5.5%, due 05/15/12	232,434
	Total Entertainment & Leisure	305,834
	Financial Services (1.1%)
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	22,225
375,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	349,832
275,000	Credit Suisse USA, Inc., 4.125%, due 01/15/10	268,488
125,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	102,681
100,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	82,375
100,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	62,500
20,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	17,100
15,000	MCBC Holdings, Inc., (144A), 10.751%, due 10/15/14 (1)	7,500
350,000	Morgan Stanley, 6.625%, due 04/01/18	289,625
20,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (1)	5,800
	Total Financial Services	1,208,126
	Food Retailers (0.1%)
125,000	Kroger Co., 5.5%, due 02/01/13	114,893
50,000	Kroger Co., 6.75%, due 04/15/12	48,479
	Total Food Retailers	163,372
	Forest Products & Paper (0.1%)
10,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13	2,800
20,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	4,100
10,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	5,800
25,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	12,625
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17 (1)	17,500
25,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	17,250
20,000	Neenah Paper, Inc., 7.375%, due 11/15/14	11,000
35,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	19,075
	Total Forest Products & Paper	90,150
	General Obligations (0.2%)
275,000	International Bank for Reconstruction & Development, 3.5%, due 10/08/13	274,975
	Healthcare Providers (0.2%)
115,000	Community Health Systems, Inc., 8.875%, due 07/15/15	96,888
175,000	HCA, Inc., 9.25%, due 11/15/16	148,750
40,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	33,100
5,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	3,250
	Total Healthcare Providers	281,988

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

October 31, 2008

Principal Amount	Fixed Income Securities	Value
	Heavy Construction (0.0%)
$5,000	Centex Corp., 7.5%, due 01/15/12	$3,925
	Home Construction, Furnishings & Appliances (0.1%)
15,000	BE Aerospace, Inc., 8.5%, due 07/01/18	12,975
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	9,500
105,000	K Hovnanian Enterprises, Inc., (144A), 11.5%, due 05/01/13 (1)	86,100
45,000	KB Home, 7.25%, due 06/15/18	31,500
25,000	Standard Pacific Corp., 7%, due 08/15/15	15,000
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	4,100
	Total Home Construction, Furnishings & Appliances	159,175
	Household Products (0.1%)
150,000	Fortune Brands, Inc., 5.375%, due 01/15/16	115,186
	Industrial—Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	14,475
	Insurance (0.6%)
200,000	Allstate Corp. (The), 5%, due 08/15/14	172,909
125,000	American International Group, 5.6%, due 10/18/16	46,250
20,000	Leucadia National Corp., 7%, due 08/15/13	17,700
275,000	MetLife, Inc., 5.7%, due 06/15/35	184,484
175,000	WellPoint, Inc., 5.25%, due 01/15/16	142,224
100,000	WellPoint, Inc., 5.875%, due 06/15/17	80,157
	Total Insurance	643,724
	Lodging (0.0%)
10,000	Harrah's Operating Co., Inc., (144A), 10.75%, due 02/01/16 (1)	3,225
10,000	M T R Gaming Group, Inc., 9%, due 06/01/12	5,588
50,000	MGM Mirage, Inc., 7.625%, due 01/15/17	29,750
	Total Lodging	38,563
	Media—Broadcasting & Publishing (0.7%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (1)	37,500
150,000	CBS Corp., 5.625%, due 08/15/12	121,707
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12 (1)	38,750
25,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	5,125
75,000	CSC Holdings, Inc., 7.625%, due 04/01/11	68,813
25,000	Dex Media, Inc., 8%, due 11/15/13	5,750
25,000	DirecTV Holdings LLC/DirecTV Financing Co., (144A), 7.625%, due 05/15/16 (1)	20,938
75,000	DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, due 03/15/13	71,062
25,000	Echostar DBS Corp., 7%, due 10/01/13	20,625
50,000	Idearc, Inc., 8%, due 11/15/16	7,250
30,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	22,350
150,000	News America, Inc., 6.4%, due 12/15/35	114,305
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	199,318

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Media—Broadcasting & Publishing (Continued)
$30,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)	$7,200
125,000	Viacom, Inc., 6.875%, due 04/30/36	85,509
	Total Media—Broadcasting & Publishing	826,202
	Medical Supplies (0.1%)
40,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17	26,400
100,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15 (1)	79,250
15,000	Biomet, Inc., 10%, due 10/15/17	13,763
	Total Medical Supplies	119,413
	Metals (0.4%)
90,000	AK Steel Corp., 7.75%, due 06/15/12	73,350
15,000	Belden, Inc., 7%, due 03/15/17	11,550
125,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	106,811
5,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	4,000
30,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	23,475
25,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	18,875
25,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	17,250
125,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	80,000
105,000	US Steel Corp., 7%, due 02/01/18	72,216
	Total Metals	407,527
	Miscellaneous (0.1%)
150,000	International Bank for Reconstruction & Development (Supranational), 4.125%, due 06/24/09	151,329
	Oil & Gas (0.9%)
75,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	49,687
55,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	42,762
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	7,100
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	11,175
60,000	El Paso Corp., 7.875%, due 06/15/12	50,400
225,000	EnCana Corp. (Canada), 5.9%, due 12/01/17	182,734
275,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	189,954
15,000	Newfield Exploration Co., 7.125%, due 05/15/18	10,613
20,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	12,050
15,000	PetroHawk Energy Corp., (144A), 7.875%, due 06/01/15 (1)	10,425
20,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	15,600
30,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	18,600
132,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	101,640
25,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18 (1)	17,000
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	3,575
275,000	XTO Energy, Inc., 5.65%, due 04/01/16	227,662
150,000	XTO Energy, Inc., 6.25%, due 08/01/17	126,032
	Total Oil & Gas	1,077,009

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

October 31, 2008

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (0.8%)
$200,000	Abbott Laboratories, 5.6%, due 11/30/17	$181,816
200,000	Eli Lilly & Co., 5.2%, due 03/15/17	181,392
200,000	Johnson & Johnson, 5.95%, due 08/15/37	184,111
150,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	129,320
30,000	Omnicare, Inc., 6.875%, due 12/15/15	23,550
75,000	Wyeth, 5.45%, due 04/01/17	66,312
125,000	Wyeth, 5.5%, due 02/01/14	115,495
	Total Pharmaceuticals	881,996
	Prepackaged Software (0.0%)
10,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	8,375
	Radio Telephone Communications (0.2%)
225,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	207,154
20,000	Nextel Communications, Inc., 7.375%, due 08/01/15	10,997
	Total Radio Telephone Communications	218,151
	Real Estate (0.4%)
115,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	90,850
300,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15	208,063
175,000	Simon Property Group, LP (REIT), 5.25%, due 12/01/16	115,873
	Total Real Estate	414,786
	Retailers (0.1%)
10,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	7,700
5,000	Harry & David Holdings, Inc., 7.81%, due 03/01/12	2,425
10,000	Harry & David Holdings, Inc., 9%, due 03/01/13	4,800
150,000	JC Penney Corp., Inc., 6.375%, due 10/15/36	86,331
10,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	6,850
	Total Retailers	108,106
	Telephone Communications, exc. Radio (0.4%)
100,000	AT&T Corp., 8%, due 11/15/31	92,459
10,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	7,213
20,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	14,500
50,000	Citizens Communications Co., 6.625%, due 03/15/15	35,000
125,000	Embarq Corp., 7.995%, due 06/01/36	82,407
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	20,550
20,000	Qwest Corp., 7.625%, due 06/15/15	15,300
25,000	Qwest Corp., 8.875%, due 03/15/12	22,063
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	91,232
125,000	Verizon Communications, Inc., 6.9%, due 04/15/38	105,036
	Total Telephone Communications, exc. Radio	485,760
	Telephone Systems (0.7%)
175,000	Deutsche Telekom International Finance AG (Netherlands), 8.5%, due 06/15/10	172,017
300,000	Koninklijke KPN NV (Netherlands), 8.375%, due 10/01/30	248,604

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Telephone Systems (Continued)
$100,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	$57,500
110,000	Sprint Capital Corp., 8.75%, due 03/15/32	71,932
225,000	Telefonica Emisiones, S.A.U. (Spain), 7.045%, due 06/20/36	173,638
50,000	Windstream Corp., 8.625%, due 08/01/16	37,687
	Total Telephone Systems	761,378
	Transportation (0.3%)
75,000	Canadian National Railway Co. (Canada), 4.4%, due 03/15/13	69,720
100,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	97,939
200,000	United Parcel Service, Inc., 5.5%, due 01/15/18	184,109
	Total Transportation	351,768
	Total Corporate Bonds (Cost: $21,440,624) (16.2%)	18,504,878
	Collateralized Mortgage Obligations (44.8%)
2,210,160	American Home Mortgage Assets (07-3-22A1), 6.25%, due 06/25/37	1,216,380
1,242,044	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	853,731
2,500,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	2,000,022
1,884,932	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	1,406,668
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,189,798
308,437	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	294,296
881,977	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	714,400
965,654	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 03/25/33	802,699
440,982	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	405,428
1,524,033	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,543,558
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	944,826
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,267,677
995,618	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	992,505
317,759	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	314,384
1,314,225	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,280,116
260,824	Federal Home Loan Mortgage Corp. (2897-SD), 3.04%, due 10/15/31 (I/F) (TAC) (2)	221,701
1,323,599	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,110,293
3,579,558	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,661,362
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,379,552
1,092,273	Federal Home Loan Mortgage Corp. (3330-SB), 7.013%, due 06/15/37 (I/F) (TAC)	1,053,567
1,071,000	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	995,640
424,491	Federal National Mortgage Association (01-14-SH), 10.798%, due 03/25/30 (I/F) (2)	475,430
351,202	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	327,568
889,424	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	846,010
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25 (2)	1,402,500
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35 (2)	4,413,200
2,805,023	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	2,682,293
1,349,283	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,161,899
1,195,775	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35 (2)	980,535

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

October 31, 2008

Principal Amount		Fixed Income Securities	Value
		Collateralized Mortgage Obligations (Continued)
	$1,000,000	GSAA Trust (06-15-AF3A), 5.883%, due 09/25/36	$854,365
	2,474,307	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 6.536%, due 06/25/37	1,766,065
	2,661,384	JP Morgan Alternative Loan Trust (06-S1-1A9), 5.75%, due 03/25/36	1,018,451
	3,409,785	JP Morgan Mortgage Trust (06-S2-1A4), 5.5%, due 07/25/36	1,262,870
	2,703,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	2,007,622
	910,280	JP Morgan Mortgage Trust (07-S3-1A64), 7.5%, due 07/25/37	700,632
	1,000,000	Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46	736,215
	1,251,901	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	966,927
	985,682	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	764,638
	1,452,861	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.106%, due 03/25/36	1,133,391
		Total Collateralized Mortgage Obligations (Cost: $53,327,393)	51,149,214
		Foreign Government Bonds & Notes (2.2%)
AUD	95,000	Australian Government Bond, 6%, due 02/15/17	66,664
EUR	100,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	118,243
EUR	278,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	329,904
CAD	75,000	Canadian Government Bond, 4.25%, due 06/01/18	64,109
EUR	130,000	Federal Republic of Germany, 3.5%, due 01/04/16	162,824
EUR	150,000	French Republic, 3.25%, due 04/25/16	180,612
USD	150,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	161,528
SEK	500,000	Kingdom of Sweden, 3.75%, due 08/12/17	65,303
EUR	75,000	Kingdom of the Netherlands, 4.5%, due 07/15/17	95,901
USD	175,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	178,643
USD	175,000	Province of Quebec (Canada), 7.5%, due 09/15/29	224,093
PLN	275,000	Republic of Poland, 5.25%, due 10/25/17	90,006
USD	250,000	Republic of Poland, 6.25%, due 07/03/12	249,063
USD	125,000	State of Israel, 4.625%, due 06/15/13	125,448
CHF	75,000	Swiss Confederation, 3%, due 01/08/18	65,664
GBP	100,000	Treasury GILT (Great Britain), 4%, due 09/07/16	157,765
USD	225,000	United Mexican States, 5.625%, due 01/15/17	202,500
		Total Foreign Government Bonds & Notes (Cost: $2,757,452)	2,538,270
		U.S. Government Agency Obligations (22.4%)
	$3,200,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	3,145,966
	1,900,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	1,990,015
	1,100,000	Federal Home Loan Mortgage Corp., 4.125%, due 10/18/10	1,120,370
	1,217,898	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.473%, due 01/01/37	1,241,951
	302,341	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	298,410
	144,104	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	141,915
	296,414	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	291,968
	3,900,000	Federal National Mortgage Association, 2.75%, due 04/11/11	3,852,606
	3,500,000	Federal National Mortgage Association, 4.75%, due 11/19/12	3,583,384
	1,350,000	Federal National Mortgage Association, 5.25%, due 09/15/16	1,356,100
	294,706	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	291,483
	511,008	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	513,803
	221,412	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	226,283
	1,095,025	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	1,024,738
	628,454	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	596,051

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$373,978	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	$367,316
3,476,096	Federal National Mortgage Association, Pool #949750, 5.5%, due 09/01/37	3,372,899
546,962	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	506,521
1,696,491	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,620,838
	Total U.S. Government Agency Obligations (Cost: $25,962,795)	25,542,617
	U.S. Treasury Bonds (1.0%)
100,000	U.S. Treasury Bond, 5.25%, due 11/15/28	106,250
300,000	U.S. Treasury Bond, 7.125%, due 02/15/23	368,344
550,000	U.S. Treasury Bond, 8.125%, due 08/15/19	710,703
	Total U.S. Treasury Bonds (Cost: $1,203,072)	1,185,297
	U.S. Treasury Notes (5.9%)
800,000	U.S. Treasury Note, 2.75%, due 02/28/13	810,750
5,700,000	U.S. Treasury Note, 4.875%, due 06/30/09	5,833,594
100,000	U.S. Treasury Note, 4.875%, due 08/15/16	106,531
	Total U.S. Treasury Notes (Cost: $6,726,380)	6,750,875
	Total Fixed Income Securities (Cost: $111,417,716) (92.5%)	105,671,151
	Short-Term Investments
8,852,092	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $9,035,000, U.S. Treasury Bill, 0.24%, due 01/15/09, valued at $9,030,483) (Total Amount to be Received Upon Repurchase $8,852,166)	8,852,092
	Total Short-Term Investments (Cost: $8,852,092) (7.8%)	8,852,092
	Total Investments (Cost: $120,269,808) (100.3%)	114,523,243
	Liabilities in Excess of Other Assets (– 0.3%)	(295,936)
	Net Assets (100.0%)	$114,227,307

Notes to the Schedule of Investments:

AUD  -  Australian Dollar.

CAD  -  Canadian Dollar.

CHF  -  Swiss Franc.

EUR  -  Euro Currency.

GBP  -  British Pound.

PLN  -  Polish Zloty.

SEK  -  Swedish Krona.

USD  -  United States Dollar.

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

PAC  -  Planned Amortization Class.

REIT  -  Real Estate Investment Trust.

TAC  -  Target Amortization Class.

  (1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the value of these securities amounted to $659,088 or 0.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

  (2)  Fair valued security using procedures established by and under the general supervision of the Company's Board of Directors (Note 2).

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	0.2%
Automotive	0.3
Banking	3.8
Beverages, Food & Tobacco	1.2
Building Materials	0.1
Chemicals	0.1
Coal	0.0
Commercial Services	0.5
Communications	0.0
Computer Integrated Systems Design	0.0
Computers & Information	0.2
Cosmetic & Personal Care	0.2
Data Processing & Preparation	0.1
Electric Utilities	1.2
Electrical Equipment	0.0
Electronics	0.4
Entertainment & Leisure	0.3
Financial Services	1.1
Food Retailers	0.1
Forest Products & Paper	0.1
General Obligations	0.2
Healthcare Providers	0.2
Heavy Construction	0.0
Home Construction, Furnishings & Appliances	0.1
Household Products	0.1
Industrial—Diversified	0.0
Insurance	0.6
Lodging	0.0
Media—Broadcasting & Publishing	0.7
Medical Supplies	0.1
Metals	0.4
Miscellaneous	0.1
Oil & Gas	0.9
Pharmaceuticals	0.8
Prepackaged Software	0.0
Private Mortgage-Backed Securities	17.6
Radio Telephone Communications	0.2
Real Estate	0.4
Retailers	0.1
Sovereign Government	2.2
Telephone Communications, exc. Radio	0.4
Telephone Systems	0.7
Transportation	0.3
U.S. Government Agency Obligations	49.6
U.S. Government Obligations	6.9
Short-Term Investments	7.8
Total	100.3%

*  These classifications are unaudited.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments

Principal Amount	Fixed Income Securities	Value
	Argentina (4.9% of Net Assets)
$412,500	Banco de Galicia y Buenos Aires, (Reg. S), Floating Rate based on U.S. LIBOR + 3.5%, 6.654%, due 01/01/10	$255,750
1,000,000	Petrobras Energia S.A., (Reg. S), 5.875%, due 05/15/17	745,500
	Total Argentina (Cost: $1,362,228)	1,001,250
	Brazil (11.5%)
780,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	429,000
400,000	Globo Communicacoese Participacoes, S.A. (Globopar), (Reg. S), 7.25%, due 04/26/22	284,000
1,820,000	Republic of Brazil, 6%, due 01/17/17	1,645,280
	Total Brazil (Cost: $3,055,966)	2,358,280
	Chile (5.2%)
430,000	Codelco, Inc., 6.15%, due 10/24/36	320,307
735,000	Republic of Chile, 5.5%, due 01/15/13	752,493
	Total Chile (Cost: $1,179,401)	1,072,800
	China (Cost: $574,380) (1.2%)
570,000	Galaxy Entertainment Finance Co., Ltd., (Reg. S), Floating Rate based on U.S. LIBOR + 5.0%, 8.133%, due 12/15/10	245,100
	Colombia (Cost: $1,225,552) (4.4%)
1,100,000	Republic of Colombia, 7.375%, due 09/18/37	902,000
	El Salvador (Cost: $987,244) (2.3%)
850,000	Republic of El Salvador, (Reg. S), 7.65%, due 06/15/35	467,500
	Hong Kong (Cost: $300,000) (0.8%)
300,000	Noble Group, Ltd., (144A), 8.5%, due 05/30/13 (1)	159,000
	Hungary (Cost: $874,706) (3.6%)
885,000	Hungary Government International Bond, 4.75%, due 02/03/15	743,400
	India (Cost: $195,102) (0.9%)
250,000	Vedanta Resources PLC, 6.625%, due 02/22/10	195,000
	Indonesia (5.8%)
815,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	652,000
550,000	Indosat Finance Company B.V., (Reg. S), 7.75%, due 11/05/10	440,000
150,000	Republic of Indonesia, (Reg. S), 6.875%, due 03/09/17	105,116
	Total Indonesia (Cost: $1,572,355)	1,197,116
	Kazakhstan (5.5%)
300,000	ATF Bank, (Reg. S), 9.25%, due 04/12/12	173,430
150,000	CenterCredit International B.V., (Reg. S), 8.625%, due 01/30/14	60,000
250,000	Temir Capital B.V./ JSC Temirbank, (144A), 9.5%, due 05/21/14 (1)	78,825
464,318	Tengizchevroil Finance Co., (Reg. S), 6.124%, due 11/15/14	376,144
500,000	TuranAlem Finance B.V., Floating Rate based on U.S. LIBOR + 1.375%, 5.434%, due 01/22/09	450,000
	Total Kazakhstan (Cost: $1,628,740)	1,138,399

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

October 31, 2008

Principal Amount	Fixed Income Securities	Value
	Malaysia (Cost: $849,552) (3.5%)
$825,000	Penerbahgan Malaysia Berhad, (Reg. S), 5.625%, due 03/15/16	$726,000
	Mexico (12.3%)
600,000	Banco Mercantil del Norte, (Reg. S), 6.135%, due 10/13/16	492,000
495,000	BBVA Bancomer S.A. de C.V., 6.008%, due 05/17/22	361,409
600,000	Cablemas S.A. de C.V., (Reg. S), 9.375%, due 11/15/15	514,500
230,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16	161,000
600,000	Maxcom Telecomunicaciones S.A.B. de C.V., Series B, 11%, due 12/15/14	390,000
690,000	United Mexican States, 5.625%, due 01/15/17	621,000
	Total Mexico (Cost: $3,221,435)	2,539,909
	Peru (7.4%)
1,500,000	Republic of Peru, 6.55%, due 03/14/37	1,095,000
545,000	Southern Copper Corporation, 6.375%, due 07/27/15	438,719
	Total Peru (Cost: $2,137,286)	1,533,719
	Poland (Cost: $504,824) (2.2%)
500,000	Republic of Poland, 5%, due 10/19/15	450,000
	Russia (10.6%)
600,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	360,000
560,000	Industry & Construction Bank (ICB), 6.2%, due 09/29/15	392,000
425,000	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 6.97%, due 09/21/16	255,000
774,200	Russia Government International Bond, (Reg. S), 12.067%, due 03/31/30	681,296
500,000	Sberbank, Loan Participation Notes issued by UBS (Luxembourg) S.A., 6.23%, due 02/11/15	365,000
300,000	Steel Capital S.A. for OAO Severstal, (144A), 9.75%, due 07/29/13 (1)	127,863
	Total Russia (Cost: $2,940,139)	2,181,159
	Singapore (Cost: $820,426) (3.7%)
845,000	Temasek Financial I, Ltd., (Reg. S), 4.5%, due 09/21/15	766,045
	South Africa (Cost: $300,720) (1.0%)
300,000	Republic of South Africa, 5.875%, due 05/30/22	204,000
	South Korea (4.7%)
570,000	Hanarotelecom, Inc., (Reg. S), 7%, due 02/01/12	416,100
675,000	Republic of Korea, 5.125%, due 12/07/16	544,199
	Total South Korea (Cost: $1,251,801)	960,299
	Trinidad And Tobago (Cost: $553,492) (2.2%)
565,000	Petroleum Company of Trinidad & Tobago, Ltd., 6%, due 05/08/22	447,327
	Turkey (2.1%)
600,000	T2 Capital Finance Company S.A., (144A), 6.95%, due 02/06/17 (1)	318,000
200,000	T2 Capital Finance Company S.A., (Reg. S), 6.95%, due 02/06/17	106,000
	Total Turkey (Cost: $777,652)	424,000

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Ukraine (2.0%)
$450,000	Alfa Bank Ukraine, 9.75%, due 12/22/09	$247,500
450,000	Exim Bank Ukraine, (144A), 8.4%, due 02/09/16 (1)	112,500
200,000	PrivatBank, 8.75%, due 02/09/16	60,000
	Total Ukraine (Cost: $1,079,390)	420,000
	Total Fixed Income Securities (Cost: $27,392,391) (97.8%)	20,132,303
	Short-Term Investments
241,892	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $250,000, U.S. Treasury Bill, 0.24%, due 01/15/09, valued at $249,875) (Total Amount to be Received Upon Repurchase $241,894)	241,892
	Total Short-Term Investments (Cost: $241,892) (1.2%)	241,892
	Total Investments (Cost: $27,634,283) (99.0%)	20,374,195
	Excess of Other Assets over Liabilities (1.0%)	204,112
	Total Net Assets (100.0%)	$20,578,307

Notes to the Schedule of Investments:

Reg. S  -  Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

  (1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the value of these securities amounted to $796,188 or 3.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Banking	16.2%
Financial Services	10.5
Media—Broadcasting & Publishing	2.5
Metals	8.3
Oil & Gas	9.4
Sovereign Government	43.5
Telephone Systems	7.4
Short-Term Investments	1.2
Total	99.0%

*  These classifications are unaudited.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Schedule of Investments

Principal Amount	Corporate Bonds	Value
	Aerospace & Defense (1.1% of Net Assets)
$750,000	L-3 Communications Corp., 6.375%, due 10/15/15	$624,375
	Automotive (0.3%)
250,000	Ford Motor Co., 7.45%, due 07/16/31	82,500
300,000	General Motors Corp., 8.375%, due 07/15/33	97,500
	Total Automotive	180,000
	Banking (1.3%)
250,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	140,000
175,000	Ford Motor Credit Co. LLC, 9.203%, due 04/15/09	150,500
150,000	GMAC LLC, 6%, due 12/15/11	82,500
600,000	GMAC LLC, 6.875%, due 09/15/11	349,500
	Total Banking	722,500
	Beverages, Food & Tobacco (1.2%)
550,000	Dean Foods Co., 7%, due 06/01/16	418,000
425,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	267,750
	Total Beverages, Food & Tobacco	685,750
	Building Materials (0.6%)
400,000	Ply Gem Industries, Inc., (144A), 11.75%, due 06/15/13 (1)	260,000
100,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	65,000
	Total Building Materials	325,000
	Chemicals (2.8%)
500,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)	180,000
500,000	Mosaic Co., (144A), 7.625%, due 12/01/16 (1)	440,000
875,000	Nova Chemicals Corp., 5.953%, due 11/15/13	581,875
200,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	164,000
200,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12 (2)	44,000
275,000	Westlake Chemical Corp., 6.625%, due 01/15/16	198,000
	Total Chemicals	1,607,875
	Coal (0.8%)
50,000	Consol Energy, Inc., 7.875%, due 03/01/12	43,250
400,000	Massey Energy Co., 6.875%, due 12/15/13	322,000
100,000	Peabody Energy Corp., 6.875%, due 03/15/13	88,500
	Total Coal	453,750
	Commercial Services (3.7%)
105,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	96,863
750,000	Aramark Services, Inc., 8.5%, due 02/01/15	645,000
500,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1)	315,000
500,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	180,000
200,000	Education Management LLC, 8.75%, due 06/01/14	146,000
300,000	Hertz Corp., 8.875%, due 01/01/14	219,000
500,000	Service Corporation International, 7.375%, due 10/01/14	411,875

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

October 31, 2008

Principal Amount	Corporate Bonds	Value
	Commercial Services (Continued)
$250,000	Station Casinos, Inc., 7.75%, due 08/15/16	$85,000
	Total Commercial Services	2,098,738
	Communications (0.2%)
100,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.5%, due 01/15/13 (1)	86,500
	Computer Integrated Systems Design (0.5%)
500,000	Unisys Corp., 8%, due 10/15/12	295,000
	Data Processing & Preparation (0.8%)
725,000	First Data Corp., (144A), 9.875%, due 09/24/15 (1)	464,000
	Electric Utilities (11.7%)
625,000	AES Corp., 7.75%, due 03/01/14	503,125
200,000	AES Corp., 8%, due 10/15/17	155,000
1,100,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	814,000
750,000	Edison Mission Energy, 7%, due 05/15/17	600,000
650,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17 (1)	513,500
650,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16 (1)	539,500
500,000	Mirant North America LLC, 7.375%, due 12/31/13	435,000
900,000	NRG Energy, Inc., 7.375%, due 02/01/16	780,750
350,000	PNM Resources, Inc., 9.25%, due 05/15/15	290,500
775,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	661,113
950,000	Reliant Energy, Inc., 7.625%, due 06/15/14	726,750
800,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15 (1)	620,000
	Total Electric Utilities	6,639,238
	Electrical Equipment (0.7%)
375,000	Baldor Electric Co., 8.625%, due 02/15/17	288,750
150,000	Moog, Inc., (144A), 7.25%, due 06/15/18 (1)	120,000
	Total Electrical Equipment	408,750
	Electronics (2.4%)
500,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	406,250
750,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	331,875
450,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	225,000
275,000	Sanmina-SCI Corp., (144A), 5.569%, due 06/15/14 (1)	203,500
300,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	188,250
	Total Electronics	1,354,875
	Entertainment & Leisure (1.9%)
125,000	Indianapolis Downs LLC/Indiana Downs & Capital Corp., (144A), 11%, due 11/01/12 (1)	62,500
400,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	180,000
525,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)	288,750
675,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (1)	357,750
250,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (1)	198,750
	Total Entertainment & Leisure	1,087,750

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Corporate Bonds	Value
	Financial Services (2.9%)
$500,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	$337,500
600,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	375,000
600,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	513,000
375,000	MCBC Holdings, Inc., (144A), 10.751%, due 10/15/14 (1)	187,500
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	80,000
500,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (1)	145,000
	Total Financial Services	1,638,000
	Forest Products & Paper (4.3%)
425,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	87,125
500,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	290,000
400,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	202,000
300,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17 (1)	210,000
375,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	318,750
675,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	465,750
755,000	Neenah Paper, Inc., 7.375%, due 11/15/14	415,250
400,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15 (1)	286,000
275,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	149,875
	Total Forest Products & Paper	2,424,750
	Healthcare Providers (4.5%)
875,000	Community Health Systems, Inc., 8.875%, due 07/15/15	737,187
1,025,000	HCA, Inc., 9.25%, due 11/15/16	871,250
500,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	413,750
500,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	325,000
225,000	US Oncology, Inc., 10.75%, due 08/15/14	173,250
	Total Healthcare Providers	2,520,437
	Heavy Construction (0.2%)
175,000	Centex Corp., 7.5%, due 01/15/12	137,375
	Home Construction, Furnishings & Appliances (3.0%)
250,000	BE Aerospace, Inc., 8.5%, due 07/01/18	216,250
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	247,000
500,000	K Hovnanian Enterprises, Inc., (144A), 11.5%, due 05/01/13 (1)	410,000
725,000	KB Home, 7.25%, due 06/15/18	507,500
400,000	Standard Pacific Corp., 7%, due 08/15/15	240,000
300,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	75,000
	Total Home Construction, Furnishings & Appliances	1,695,750
	Industrial—Diversified (0.3%)
350,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	168,875
	Insurance (0.7%)
425,000	Leucadia National Corp., 7%, due 08/15/13	376,125

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

October 31, 2008

Principal Amount	Corporate Bonds	Value
	Lodging (0.9%)
$290,000	Harrah's Operating Co., Inc., (144A), 10.75%, due 02/01/16 (1)	$93,525
225,000	M T R Gaming Group, Inc., 9%, due 06/01/12	125,719
500,000	MGM Mirage, Inc., 7.625%, due 01/15/17	297,500
	Total Lodging	516,744
	Media—Broadcasting & Publishing (5.8%)
500,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (1)	375,000
150,000	Charter Communications Holdings LLC, 11%, due 10/01/15	68,250
600,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12 (1)	465,000
425,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	87,125
850,000	CSC Holdings, Inc., 7.625%, due 04/01/11	779,875
250,000	Dex Media, Inc., 8%, due 11/15/13	57,500
125,000	DirecTV Holdings LLC/DirecTV Financing Co., (144A), 7.625%, due 05/15/16 (1)	104,687
500,000	DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, due 03/15/13	473,750
500,000	Echostar DBS Corp., 7%, due 10/01/13	412,500
600,000	Idearc, Inc., 8%, due 11/15/16	87,000
75,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	55,875
250,000	Univision Communications, Inc., 7.85%, due 07/15/11	157,500
775,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)	186,000
	Total Media—Broadcasting & Publishing	3,310,062
	Medical Supplies (2.3%)
600,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17	396,000
700,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15 (1)	554,750
350,000	Biomet, Inc., 10%, due 10/15/17	321,125
	Total Medical Supplies	1,271,875
	Metals (5.4%)
600,000	AK Steel Corp., 7.75%, due 06/15/12	489,000
250,000	Belden, Inc., 7%, due 03/15/17	192,500
675,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	528,188
725,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	547,375
500,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	345,000
650,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	416,000
750,000	US Steel Corp., 7%, due 02/01/18	515,832
	Total Metals	3,033,895
	Oil & Gas (8.3%)
750,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	496,875
550,000	Chesapeake Energy Corp., 7%, due 08/15/14	441,375
400,000	Denbury Resources, Inc., 7.5%, due 12/15/15	298,000
700,000	El Paso Corp., 7.875%, due 06/15/12	588,000
500,000	Knight, Inc., 6.5%, due 09/01/12	437,500
350,000	Newfield Exploration Co., 7.125%, due 05/15/18	247,625
425,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	256,062

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Corporate Bonds	Value
	Oil & Gas (Continued)
$400,000	PetroHawk Energy Corp., (144A), 7.875%, due 06/01/15 (1)	$278,000
400,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	312,000
500,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	310,000
720,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	554,400
525,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18 (1)	357,000
175,000	Whiting Petroleum Corp., 7%, due 02/01/14	125,125
	Total Oil & Gas	4,701,962
	Pharmaceuticals (0.9%)
675,000	Omnicare, Inc., 6.875%, due 12/15/15	529,875
	Prepackaged Software (0.2%)
150,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	125,625
	Radio Telephone Communications (0.2%)
250,000	Nextel Communications, Inc., 7.375%, due 08/01/15	137,464
	Real Estate (0.7%)
500,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	395,000
	Retailers (1.6%)
525,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	404,250
500,000	Harry & David Holdings, Inc., 7.81%, due 03/01/12	242,500
500,000	Harry & David Holdings, Inc., 9%, due 03/01/13	240,000
	Total Retailers	886,750
	Telephone Communications, exc. Radio (3.1%)
250,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	180,313
300,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	217,500
400,000	Citizens Communications Co., 6.625%, due 03/15/15	280,000
1,275,000	Qwest Corp., 7.625%, due 06/15/15	975,375
100,000	Qwest Corp., 8.875%, due 03/15/12	88,250
	Total Telephone Communications, exc. Radio	1,741,438
	Telephone Systems (2.6%)
500,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	287,500
975,000	Sprint Capital Corp., 8.75%, due 03/15/32	637,578
750,000	Windstream Corp., 8.625%, due 08/01/16	565,313
	Total Telephone Systems	1,490,391
	Total Corporate Bonds (Cost: $61,895,286) (77.9%)	44,136,494
Number of Shares	Equity Securities
3,750	Chesapeake Energy Corp., Common Stock (Oil & Gas)	82,387
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (3)	95,600
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery)	57,590
2,500	Community Health Systems, Inc., Common Stock (Healthcare Providers) (3)	51,250

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

October 31, 2008

Number of Shares	Equity Securities	Value
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/10/10 (Telephone Communications, exc. Radio) (1)	$—
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio) (3)	51,450
5,500	Rogers Communications, Inc.—Class B, Common Stock (Radio Telephone Communications)	159,995
	Total Equity Securities (Cost: $1,177,027) (0.9%)	498,272
	Short-Term Investments
	Money Market Investments (0.1%)
50,350	State Street Navigator Securities Lending Trust, 2.71% (4)	50,350
Principal Amount
	Other Short-Term Investments (23.6%)
$13,396,161	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $$13,675,000, U.S. Treasury Bill, 0.24%, due 01/15/09 valued at $13,668,163) (Total Amount to be Received Upon Repurchase $13,396,272)	13,396,161
	Total Short-Term Investments (Cost: $13,446,511) (23.7%)	13,446,511
	Total Investments (Cost: $76,518,824) (102.5%)	58,081,277
	Liabilities in Excess of Other Assets (– 2.5%)	(1,394,329)
	Net Assets (100.0%)	$56,686,948

Notes to the Schedule of Investments:

REIT  -  Real Estate Investment Trust.

  (1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the value of these securities amounted to $8,302,212 or 14.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

  (2)  Security partially or fully lent (Note 4).

  (3)  Non-income producing security.

  (4)  Represents investment of security lending collateral (Note 4).

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Aerospace & Defense	1.1%
Automotive	0.3
Banking	1.3
Beverages, Food & Tobacco	1.2
Building Materials	0.6
Chemicals	2.8
Coal	0.8
Commercial Services	3.7
Communications	0.2
Computer Integrated Systems Design	0.5
Data Processing & Preparation	0.8
Electric Utilities	11.7
Electrical Equipment	0.7
Electronics	2.4
Entertainment & Leisure	1.9
Financial Services	2.9
Forest Products & Paper	4.3
Healthcare Providers	4.6
Heavy Construction	0.2
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	3.0
Industrial—Diversified	0.3
Insurance	0.7
Lodging	0.9
Media—Broadcasting & Publishing	5.8
Medical Supplies	2.3
Metals	5.4
Oil & Gas	8.4
Pharmaceuticals	0.9
Prepackaged Software	0.2
Radio Telephone Communications	0.5
Real Estate	0.7
Retailers	1.6
Telephone Communications, exc. Radio	3.4
Telephone Systems	2.6
Short-Term Investments	23.7
Total	102.5%

*  These classifications are unaudited.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Schedule of Investments	October 31, 2008

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (77.6% of Net Assets)
$1,783,995	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 5.026%, due 08/25/34	$1,703,699
2,308,999	Citigroup Mortgage Loan Trust, Inc. (05-8-2A5), 5.5%, due 09/25/35	2,270,222
3,542,850	Countrywide Alternative Loan Trust (05-76-1A1), 4.145%, due 01/25/36	2,821,481
898,916	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 5.709%, due 07/20/34	880,449
2,937,621	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)	2,783,543
432,707	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 5.322%, due 11/25/32	430,362
2,423,040	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	2,307,164
22,593	Federal Home Loan Mortgage Corp. (2432-FH), 5.288%, due 03/15/32	22,822
241,391	Federal Home Loan Mortgage Corp. (2585-FD), 5.088%, due 12/15/32	237,845
1,900,695	Federal Home Loan Mortgage Corp. (2649-PF), 4.988%, due 06/15/33 (PAC)	1,875,819
1,352,697	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	1,357,796
456,993	Federal Home Loan Mortgage Corp. (3063-FJ), 5.148%, due 05/15/33	453,700
2,972,370	Federal Home Loan Mortgage Corp. (3170-FM), 4.938%, due 09/15/33 (TAC)	2,921,065
2,376,765	Federal Home Loan Mortgage Corp. Strip (237-F22), 4.938%, due 05/15/36	2,331,446
2,443,691	Federal Home Loan Mortgage Corp. Strip (244-F14), 4.988%, due 12/15/36	2,337,384
2,395,993	Federal National Mortgage Association (03-64-FN), 3.709%, due 07/25/33	2,371,253
2,180,438	Federal National Mortgage Association (06-30-KF), 3.699%, due 05/25/36	2,093,352
764,462	Federal National Mortgage Association (06-74-GF), 3.759%, due 08/25/36 (TAC)	763,568
3,952,864	Federal National Mortgage Association (08-88-FA), 4.479%, due 10/25/38	3,948,889
1,168,045	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 3.759%, due 06/25/34	1,109,007
240,525	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 3.709%, due 12/25/33	224,977
2,757,256	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 5.611%, due 05/01/36	2,567,154
1,530,381	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 4.065%, due 10/25/45	961,376
3,956,705	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 4.665%, due 03/25/36	2,117,735
1,293,966	Harborview Mortgage Loan Trust (05-4-2A), 5.595%, due 07/19/35	1,177,325
1,800,848	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	1,552,384
2,318,347	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.623%, due 01/25/47	1,755,901
123,720	Residential Accredit Loans, Inc. (02-QS16-A2), 3.809%, due 10/25/17	116,336
1,793,306	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	1,705,160
2,503,802	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,933,854
1,364,665	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	932,060
3,801,564	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 5.257%, due 11/25/35	3,587,009
3,818,974	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	3,487,824
1,759,446	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17	1,650,730
74,920	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 3.709%, due 03/25/33 (PAC)	68,527
	Total Collateralized Mortgage Obligations (Cost: $64,478,239)	58,859,218

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (19.8%)
$60,929	Federal Home Loan Mortgage Corp., Pool #1B1010, 4.99%, due 08/01/33	$60,877
337,733	Federal Home Loan Mortgage Corp., Pool #310005, 7.441%, due 11/01/19	338,683
115,591	Federal Home Loan Mortgage Corp., Pool #610967, 5.74%, due 04/01/28	113,627
326,765	Federal Home Loan Mortgage Corp., Pool #780721, 5.11%, due 08/01/33	322,536
96,885	Federal Home Loan Mortgage Corp., Pool #780833, 4.769%, due 09/01/33	94,654
711,842	Federal Home Loan Mortgage Corp., Pool #781122, 6.302%, due 12/01/33	695,333
47,854	Federal Home Loan Mortgage Corp., Pool #789924, 6.126%, due 11/01/32	47,439
1,428,293	Federal Home Loan Mortgage Corp., Pool #847342, 5.643%, due 05/01/34	1,404,836
130,047	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	135,550
24,566	Federal National Mortgage Association, Pool #661691, 5.244%, due 10/01/32	24,269
284,748	Federal National Mortgage Association, Pool #711014, 5.481%, due 10/01/33	283,639
118,544	Federal National Mortgage Association, Pool #725886, 4.627%, due 05/01/34	118,064
600,130	Federal National Mortgage Association, Pool #735084, 6.105%, due 02/01/34	605,733
188,700	Federal National Mortgage Association, Pool #735524, 5.796%, due 02/01/35	186,213
615,623	Federal National Mortgage Association, Pool #735542, 5.122%, due 11/01/34	614,933
829,148	Federal National Mortgage Association, Pool #770222, 4.563%, due 04/01/34	828,612
223,965	Federal National Mortgage Association, Pool #786884, 4.662%, due 08/01/34	221,134
781,851	Federal National Mortgage Association, Pool #793031, 4.519%, due 07/01/34	770,001
620,793	Federal National Mortgage Association, Pool #804017, 6.04%, due 12/01/34 (1)	611,481
550,724	Federal National Mortgage Association, Pool #821159, 4.888%, due 05/01/35	553,413
1,787,920	Federal National Mortgage Association, Pool #821542, 4.222%, due 05/01/35	1,776,610
362,819	Federal National Mortgage Association, Pool #821915, 4.502%, due 06/01/35	353,226
393,852	Federal National Mortgage Association, Pool #822073, 4.418%, due 07/01/35	384,463
263,468	Federal National Mortgage Association, Pool #826239, 4.651%, due 07/01/35	256,970
144,039	Federal National Mortgage Association, Pool #830581, 4.268%, due 05/01/35	138,938
421,770	Federal National Mortgage Association, Pool #832721, 4.837%, due 09/01/35	411,234
499,746	Federal National Mortgage Association, Pool #841970, 4.941%, due 10/01/33 (1)	491,000
1,128,289	Federal National Mortgage Association, Pool #851282, 4.631%, due 11/01/35 (1)	1,100,082
236,260	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	242,011
59,515	Government National Mortgage Association II, Pool #80022, 5.125%, due 12/20/26 (1)	57,729
507,554	Government National Mortgage Association II, Pool #80546, 5%, due 10/20/31 (1)	489,790
64,835	Government National Mortgage Association II, Pool #80636, 4.625%, due 09/20/32	63,910
314,993	Government National Mortgage Association II, Pool #80734, 4.625%, due 09/20/33	304,845
10,217	Government National Mortgage Association II, Pool #80747, 5.125%, due 10/20/33	9,772
47,285	Government National Mortgage Association II, Pool #80757, 4.625%, due 10/20/33	45,759
124,355	Government National Mortgage Association II, Pool #80764, 5.125%, due 11/20/33 (1)	120,624
128,005	Government National Mortgage Association II, Pool #80766, 5.125%, due 11/20/33 (1)	123,684
367,555	Government National Mortgage Association II, Pool #80797, 5%, due 01/20/34 (1)	356,528
137,322	Government National Mortgage Association II, Pool #80869, 5.5%, due 04/20/34	137,517
132,003	Government National Mortgage Association II, Pool #80937, 5.5%, due 06/20/34	129,223
	Total U.S. Government Agency Obligations (Cost: $15,322,189)	15,024,942
	Total Fixed Income Securities (Cost: $79,800,428) (97.4%)	73,884,160

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

October 31, 2008

Principal Amount	Short-Term Investments	Value
$700,000	Farmer Agricultural Bank Discount Note, 0.5%, due 11/04/08	$699,971
700,000	Federal Home Loan Bank Discount Note, 0.75%, due 11/05/08	699,941
200,000	Federal Home Loan Bank Discount Note, 1%, due 11/05/08	199,978
400,000	Federal Home Loan Bank Discount Note, 1.229%, due 11/05/08	399,945
113,973	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $120,000, U.S. Treasury Bill, 0.24%, due 01/15/09, valued at $119,940) (Total Amount to be Received Upon Repurchase $113,974)	113,973
	Total Short-Term Investments (Cost: $2,113,808) (2.8%)	2,113,808
	Total Investments (Cost: $81,914,236) (100.2%)	75,997,968
	Liabilities in Excess of Other Assets (– 0.2%)	(141,501)
	Net Assets (100.0%)	$75,856,467

Notes to the Schedule of Investments:

PAC  -  Planned Amortization Class.

TAC  -  Target Amortization Class.

  (1)  Fair valued security using procedures established by and under the general supervision of the Company's Board of Directors (Note 2).

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Private Mortgage-Backed Securities	50.3%
U.S. Government Agency Obligations	47.1
Short-Term Investments	2.8
Total	100.2%

*  These classifications are unaudited.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Schedule of Investments	October 31, 2008

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (89.5% of Net Assets)
$19,074,779	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$18,852,291
19,680,028	Adjustable Rate Mortgage Trust (05-12-2A1), 5.674%, due 03/25/36	14,496,153
15,122,726	American Home Mortgage Assets (05-2-2A1A), 6.01%, due 01/25/36	11,475,746
33,120,352	Banc of America Funding Corp. (07-6-A2), 3.539%, due 07/25/37	20,755,316
4,223,626	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 6.461%, due 02/25/35	3,523,261
18,086,748	Bear Stearns Alt-A Trust (06-3-23A1), 6.063%, due 05/25/36	12,924,868
6,864,505	Bear Stearns Alt-A Trust (06-8-1A1), 3.419%, due 06/25/46	5,139,397
28,131,744	Bear Stearns Alt-A Trust (06-8-2A1), 5.433%, due 08/25/46	19,224,784
17,329,066	Bear Stearns Asset Backed Securities Trust (06-SD3-1A3), 6.5%, due 08/25/36	14,556,415
20,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC1-A2B), 3.409%, due 12/25/36	10,336,762
2,192,339	Countrywide Alternative Loan Trust (05-27-1A2), 4.065%, due 08/25/35	1,362,698
14,171,401	Countrywide Alternative Loan Trust (05-76-1A1), 4.145%, due 01/25/36	11,285,923
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	9,530,865
21,447,900	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	14,865,816
13,711,725	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	10,069,441
15,607,639	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	13,333,201
28,307,945	Countrywide Home Loan Mortgage Pass Through Trust (05-24-A8), 5.5%, due 11/25/35	21,931,634
18,267,778	Countrywide Home Loan Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC)	12,970,122
8,265,206	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	7,429,920
3,084,373	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	2,942,963
13,028,948	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 5.873%, due 03/25/36	9,230,506
26,459,300	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	21,431,988
1,763,927	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	1,621,710
24,293,546	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35	19,926,742
13,107,950	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 3.759%, due 07/25/36 (TAC)	7,981,891
13,113,329	Credit Suisse Mortgage Capital Certificates (06-6-1A2), 2.293%, due 07/25/36 (I/O) (I/F)	596,098
26,235,756	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	18,028,897
24,716,000	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37	18,622,523
23,635,141	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37	20,196,228
28,631,212	Credit Suisse Mortgage Capital Certificates (07-5-1A11), 7%, due 07/25/37	17,178,727
17,400,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-3-4A5), 5.25%, due 06/25/35	15,003,467
18,172,799	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	17,303,732
1,501	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	1,502

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$1,496,093	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	$1,515,978
43,975	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	45,703
1,430,969	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,437,733
613,124	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	642,654
2,691,717	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	2,694,784
5,703,686	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	5,991,555
5,534,314	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	5,248,102
8,421,848	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	8,433,519
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,695,483
11,865,588	Federal Home Loan Mortgage Corp. (2647-OV), 0.01%, due 07/15/33 (P/O)	6,467,856
6,955,292	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	6,675,340
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 4.825%, due 07/15/33 (I/F) (TAC)	368,608
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23 (1)	4,663,466
12,374,118	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	11,880,758
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 4.824%, due 09/15/33 (I/F)	2,324,499
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,636,762
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	16,343,285
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 2.119%, due 11/15/33 (I/F)	1,978,621
9,042,995	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	8,162,504
9,617,500	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	9,479,842
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	20,553,347
9,199,573	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	8,960,813
3,372,948	Federal Home Loan Mortgage Corp. (2801-PS), 0.751%, due 05/15/34 (I/F)	1,888,178
11,514,649	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	11,087,257
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	9,812,081
5,742,230	Federal Home Loan Mortgage Corp. (2893-PO), 0.01%, due 11/15/34 (P/O)	3,221,751
4,071,025	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	3,420,822
12,107,845	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	11,832,298
14,319,352	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	14,220,263
8,078,285	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	8,122,284
25,699,188	Federal Home Loan Mortgage Corp. (2934-JG), 4.5%, due 12/15/30	24,978,102
2,941,512	Federal Home Loan Mortgage Corp. (2991-SH), 4.906%, due 07/15/33 (I/F) (1)	2,647,361
6,142,405	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	5,973,707
12,536,479	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	11,629,263
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	10,008,107
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 3.893%, due 10/15/35 (I/F)	3,802,847
12,653,337	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	8,625,578
13,271,413	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	13,169,434
16,738,621	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	14,743,202
25,523,072	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	20,280,411
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,606,529
18,203,440	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	18,367,515
18,772,944	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	18,292,359
36,128,000	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	35,410,057
19,510,636	Federal Home Loan Mortgage Corp. (3405-DZ), 5%, due 01/15/38	16,485,227
40,552,524	Federal Home Loan Mortgage Corp. (3476-Z), 5.5%, due 07/15/38	36,027,949

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

October 31, 2008

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$2,614,995	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	$2,621,093
6,949,599	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,535,108
9,034,479	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	8,699,736
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,803,444
10,853,704	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	10,562,085
2,114,240	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	2,091,538
7,559,522	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	7,163,614
1,586,802	Federal National Mortgage Association (04-19-SP), 3.2%, due 06/25/33 (I/F)	1,114,416
3,141,057	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	2,905,787
3,496,176	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	3,484,301
8,688,861	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	8,540,020
9,563,633	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	9,470,657
4,396,717	Federal National Mortgage Association (04-52-SW), 3.841%, due 07/25/34 (I/F) (I/O)	442,304
5,740,867	Federal National Mortgage Association (04-58-SU), 3.262%, due 04/25/34 (I/F) (1)	4,047,311
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,161,903
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,468,674
8,418,844	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	8,391,825
12,769,271	Federal National Mortgage Association (04-91-AH), 4.5%, due 05/25/29	12,588,822
35,500,000	Federal National Mortgage Association (04-W10-A5), 5.5%, due 08/25/34 (PAC)	33,403,299
14,469,126	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	13,223,889
14,772,713	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	14,302,154
11,486,335	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	10,756,464
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC) (1)	8,265,000
15,237,627	Federal National Mortgage Association (06-107-DS), 7.853%, due 11/25/36 (I/F)	13,589,740
5,787,617	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	5,619,828
12,203,794	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	11,222,304
10,907,706	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	9,747,143
15,729,370	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	14,888,081
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	16,329,535
8,220,172	Federal National Mortgage Association (07-88-FY), 3.719%, due 09/25/37	7,926,498
24,318,903	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	21,537,193
21,105,443	Federal National Mortgage Association (08-26-ZK), 5%, due 04/25/38	17,453,939
17,301,116	Federal National Mortgage Association (08-55-Z), 5%, due 07/25/38	13,969,791
637,518	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)	666,290
3,831,246	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	3,200,973
1,164,923	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,175,422
220,694	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	239,489
32,598	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	32,995
1,566,569	Government National Mortgage Association (02-41-SB), 1.723%, due 06/20/32 (I/F) (I/O)	92,224
3,851,229	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,758,264
2,004,155	Government National Mortgage Association (02-76-SG), 3.131%, due 10/16/29 (I/F) (I/O)	192,084

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$4,504,856	Government National Mortgage Association (03-42-SH), 2.273%, due 05/20/33 (I/F) (I/O)	$328,953
9,560,103	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	8,689,197
2,291,888	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	1,435,163
7,857,090	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	7,789,152
9,571,818	Government National Mortgage Association (05-60-ZW), 5.5%, due 09/20/35	8,597,344
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36	18,359,198
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36	13,218,012
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36	14,321,485
35,162,234	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	23,008,373
23,094,007	GSR Mortgage Loan Trust (06-8F-4A1), 6.5%, due 09/25/36	17,630,842
3,769,081	Harborview Mortgage Loan Trust (04-10-3A1A), 5.96%, due 01/19/35	3,173,727
15,901,812	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 6.276%, due 08/25/36	10,420,707
28,360,976	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.421%, due 07/25/37	18,715,309
20,092,970	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 6.293%, due 05/25/37	12,625,691
27,795,599	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 6.066%, due 05/25/37	20,545,520
18,008,483	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	15,523,838
17,679,396	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.94%, due 03/25/37	12,389,813
18,726,751	JP Morgan Alternative Loan Trust (07-A1-3A1), 6.156%, due 03/25/37	14,383,226
27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	20,053,934
27,507,586	JP Morgan Mortgage Trust (07-S1-2A19), 5%, due 03/25/37	19,874,231
8,872,940	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	5,088,349
37,565,582	Lehman Mortgage Trust (06-6-3A9), 5.5%, due 10/25/36	24,687,650
15,109,181	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	13,166,447
2,966,335	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	2,458,582
21,333,064	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.836%, due 03/25/36	15,420,170
39,500,000	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36	28,116,823
21,993,266	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36	16,689,108
17,028,703	Residential Accredit Loans, Inc. (05-QS15-3A), 6%, due 10/25/35	13,541,611
7,172,465	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	6,561,280
21,387,701	Residential Accredit Loans, Inc. (06-QS16-A7), 6%, due 11/25/36	15,582,735
13,064,642	Residential Accredit Loans, Inc. (06-QS4-A9), 6%, due 04/25/36	10,353,347
14,572,029	Residential Accredit Loans, Inc. (06-QS6-1A2), 6%, due 06/25/36	11,624,202
20,865,019	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	16,115,452
13,201,536	Residential Accredit Loans, Inc. (07-QS1-2A10), 6%, due 01/25/37	11,338,485
33,663,333	Residential Asset Securitization Trust (06-A7CB-1A3), 6.25%, due 07/25/36	28,071,500
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	19,810,362
26,861,453	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 6.13%, due 01/25/36	20,931,766
13,700,056	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36	10,465,528
2,503,711	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,252,321
7,637,947	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	6,975,648
15,923,862	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37	11,136,751
213,781	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	205,077

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

October 31, 2008

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$16,041,789	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36	$13,132,557
21,792,908	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.106%, due 03/25/36	17,000,859
35,000,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A36), 6%, due 07/25/37	24,842,933
25,484,736	Wells Fargo Mortgage Backed Securities Trust (07-11-A90), 6%, due 08/25/37	21,524,940
26,482,343	Wells Fargo Mortgage Backed Securities Trust (07-3-1A1), 3.559%, due 04/25/37 (1)	18,140,405
26,482,343	Wells Fargo Mortgage Backed Securities Trust (07-3-1A2), 3.441%, due 04/25/37 (I/O) (I/F)	2,013,262
26,789,156	Wells Fargo Mortgage Backed Securities Trust (07-4-A4), 6%, due 04/25/37	22,963,884
31,699,069	Wells Fargo Mortgage Backed Securities Trust (07-6-A6), 6%, due 05/25/37	27,173,437
	Total Collateralized Mortgage Obligations (Cost: $1,971,044,761)	1,884,139,804
	U.S. Government Agency Obligations (9.4%)
2,900,966	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.689%, due 11/01/34	2,883,954
21,029	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	21,035
181,971	Federal Home Loan Mortgage Corp., Pool #755363, 5.258%, due 09/01/30	182,274
167,488	Federal Home Loan Mortgage Corp., Pool #789924, 6.126%, due 11/01/32	166,037
9,002	Federal Home Loan Mortgage Corp., Pool #846317, 5.897%, due 08/01/26	8,685
76,476	Federal Home Loan Mortgage Corp., Pool #846510, 5.474%, due 04/01/25	77,887
141,573	Federal Home Loan Mortgage Corp., Pool #846732, 5.415%, due 01/01/30	137,703
25,791,707	Federal Home Loan Mortgage Corp., Pool #A79305, 5.5%, due 07/01/38	25,163,034
131,177	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	129,185
125,256	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	123,354
288,530	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	284,148
235,488	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	231,912
684,228	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	690,240
2,866,651	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,721,168
4,966,925	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	4,769,800
15,235,003	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	15,225,005
15,130,094	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	14,529,618
103,760	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	105,821
4,336,338	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,336,338
65,959	Federal National Mortgage Association, Pool #124410, 5.628%, due 07/01/22	64,601
414,010	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	417,619
827,357	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	831,881
2,357,652	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	2,331,865
18,085,636	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	17,548,718
213	Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09	215
11,141	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	11,314
54,578	Federal National Mortgage Association, Pool #348025, 5.045%, due 06/01/26	52,586
7,771,191	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18 (1)	7,421,487
269,379	Federal National Mortgage Association, Pool #655819, 4.878%, due 08/01/32	270,555
199,239	Federal National Mortgage Association, Pool #661856, 4.913%, due 10/01/32	201,047
2,924,351	Federal National Mortgage Association, Pool #671133, 5.219%, due 02/01/33	2,917,043
588,366	Federal National Mortgage Association, Pool #672272, 4.899%, due 12/01/32	586,981

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$1,719,283	Federal National Mortgage Association, Pool #676766, 4.703%, due 01/01/33	$1,705,554
1,225,566	Federal National Mortgage Association, Pool #687847, 4.513%, due 02/01/33	1,218,084
3,052,410	Federal National Mortgage Association, Pool #692104, 5.043%, due 02/01/33	3,030,473
2,820,879	Federal National Mortgage Association, Pool #699866, 4.378%, due 04/01/33	2,818,075
1,632,218	Federal National Mortgage Association, Pool #704454, 4.256%, due 05/01/33	1,628,639
1,577,605	Federal National Mortgage Association, Pool #708820, 4.591%, due 06/01/33	1,556,205
3,832,588	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	3,586,584
1,796,129	Federal National Mortgage Association, Pool #728824, 3.963%, due 07/01/33	1,783,525
4,119,147	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,045,775
14,875,973	Federal National Mortgage Association, Pool #745150, 4.5%, due 06/01/20	14,302,318
256,376	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	252,811
1,320,911	Federal National Mortgage Association, Pool #821915, 4.502%, due 06/01/35	1,285,983
13,748,042	Federal National Mortgage Association, Pool #838765, 5.2%, due 10/01/35	13,589,967
15,788,278	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	16,303,371
25,643,468	Federal National Mortgage Association, Pool #955802, 6%, due 10/01/37	25,651,481
103,482	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	104,853
113,663	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	115,169
1,496,526	Government National Mortgage Association II, Pool #80963, 4.625%, due 07/20/34	1,447,047
	Total U.S. Government Agency Obligations (Cost: $200,725,100)	198,869,024
	Total Fixed Income Securities (Cost: $2,171,769,861) (98.9%)	2,083,008,828
	Short-Term Investments
16,400,000	Farmer Agricultural Bank Discount Note, 0.5%, due 11/04/08	16,399,317
1,000,000	Federal Home Loan Bank Discount Note, 0.35%, due 11/14/08	999,874
4,800,000	Federal Home Loan Bank Discount Note, 1%, due 11/03/08	4,799,733
3,300,000	Federal Home Loan Bank Discount Note, 1%, due 11/12/08	3,298,992
143,889	Repurchase Agreement, State Street Bank & Trust Company, 0.1%, due 11/03/08 (collateralized by $150,000, U.S. Treasury Bill, 0.24%, due 01/15/09 valued at $149,925) (Total Amount to be Received Upon Repurchase $143,891)	143,889
	Total Short-Term Investments (Cost: $25,641,805) (1.2%)	25,641,805
	Total Investments (Cost: $2,197,411,666) (100.1%)	2,108,650,633
	Liabilities in Excess of Other Assets (– 0.1%)	(3,120,648)
	Net Assets (100.0%)	$2,105,529,985

Notes to the Schedule of Investments:

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O  -  Interest Only Security.

PAC  -  Planned Amortization Class.

P/O  -  Principal Only Security.

TAC  -  Target Amortization Class.

  (1)  Fair valued security using procedures established by and under the general supervision of the Company's Board of Directors (Note 2).

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Investments by Industry	October 31, 2008

Industry *	Percentage of Net Assets
Private Mortgage-Backed Securities	52.6%
U.S. Government Agency Obligations	46.3
Short-Term Investments	1.2
Total	100.1%

*  These classifications are unaudited.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Funds, Inc.

Statements of Assets & Liabilities	October 31, 2008

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund		TCW High Yield Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$801,071		$114,523		$20,374		$58,081 (2)
Capital Support Agreement with Affiliate, at Value (3)	2,071	(4)	—		—		—
Foreign currency, at Value	—		853	(5)	—		—
Receivable for Securities Sold	—		1,023		—		—
Receivable for Fund Shares Sold	—		363		5		222
Interest and Dividends Receivable	4,491		1,022		466		1,507
Total Assets	807,633		117,784		20,845		59,810
LIABILITIES
Distributions Payable	1,590		515		162		513
Payable for Securities Purchased	—		2,790		—		2,356
Payable for Fund Shares Redeemed	—		59		10		63
Payables Upon Return of Securities Loaned	—		—		—		50
Accrued Directors' Fees and Expenses	8		8		8		8
Accrued Compliance Expenses	3		—	(6)	—	(6)	— (6)
Accrued Management Fees	343		29		14		38
Accrued Distribution Fees	—		18		—	(6)	3
Other Accrued Expenses	454		138		73		92
Total Liabilities	2,398		3,557		267		3,123
NET ASSETS	$805,235		$114,227		$20,578		$56,687
NET ASSETS CONSIST OF:
Paid-in capital	$804,920		$118,982		$27,826		$129,495
Undistributed (Accumulated) Net Realized Gain (Loss) on Investments and Foreign Currency	(201)		608		174		(53,857)
Unrealized Depreciation of Investments, Capital Support Agreement with Affiliate and Foreign Currency (3)	—		(5,624)		(7,260)		(18,438)
Undistributed (Distributions in Excess of) Net Investment Income	516		261		(162)		(513)
NET ASSETS	$805,235		$114,227		$20,578		$56,687
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$805,235		$30,721		$19,349		$41,109
N Class Share			$83,506		$1,229		$15,578
CAPITAL SHARES OUTSTANDING: (7)
I Class Share	805,252,041		3,286,386		3,575,520		9,019,451
N Class Share			8,844,956		178,442		3,408,747
NET ASSET VALUE PER SHARE: (8)
I Class Share	$1.00		$9.35		$5.41		$4.56
N Class Share			$9.44		$6.89		$4.57

(1)  The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund and the TCW High Yield Bond Fund at October 31, 2008 was $803,142, $120,270, $27,634 and $76,519, respectively.

(2)  The market value of securities lent for the TCW High Yield Bond Fund at October 31, 2008 was $44.

(3)  See Note 3.

(4)  The identified cost at October 31, 2008 was $0. There is no cost to the Fund for the existence of the Capital Support Agreement in support of the Fund. (see Note 3).

(5)  The identified cost at October 31, 2008 was $726.

(6)  Amount rounds to less than $1 (in thousands).

(7)  The number of authorized shares, with a par value of $0.001 per share, for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Emerging Markets Income Fund is 2,000,000,000 for each of the I Class and N Class shares and the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares.

(8)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Funds, Inc.

Statements of Assets & Liabilities	October 31, 2008

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$75,998		$2,108,651
Cash	—		573
Receivable for Securities Sold	19		550
Receivable for Fund Shares Sold	—		18,414
Interest and Dividends Receivable	309		10,921
Total Assets	76,326		2,139,109
LIABILITIES
Distributions Payable	361		11,979
Payable for Securities Purchased	—		13,225
Payable for Fund Shares Redeemed	—	(2)	7,026
Accrued Directors' Fees and Expenses	8		8
Accrued Compliance Expenses	—	(2)	— (2)
Accrued Management Fees	10		530
Accrued Distribution Fees	—		224
Other Accrued Expenses	91		587
Total Liabilities	470		33,579
NET ASSETS	$75,856		$2,105,530
NET ASSETS CONSIST OF:
Paid-in capital	$81,889		$2,183,138
Accumulated Net Realized Loss on Investments	(391)		(1,170)
Unrealized Depreciation of Investments	(5,916)		(88,761)
Undistributed Net Investment Income	274		12,323
NET ASSETS	$75,856		$2,105,530
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$75,856		$1,074,374
N Class Share			$1,031,156
CAPITAL SHARES OUTSTANDING: (3)
I Class Share	8,489,886		116,594,792
N Class Share			107,930,384
NET ASSET VALUE PER SHARE: (4)
I Class Share	$8.93		$9.21
N Class Share			$9.55

(1)  The identified cost for the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at October 31, 2008 was $81,914 and $2,197,412, respectively.

(2)  Amount rounds to less than $1 (in thousands).

(3)  The number of authorized shares, with a par value of $0.001 per share, for the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.

(4)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2008

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund	TCW High Yield Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$49,089	$6,592	(2)	$2,090 (2)	$5,368
Dividends	—	—		—	6 (1)
Net Security Lending Income	—	208	(3)	—	98 (3)
Total	49,089	6,800		2,090	5,472
Expenses:
Management Fees	3,984	512		217	473
Accounting Services Fees	212	17		6	6
Administration Fees	326	55		14	16
Transfer Agent Fees:
I Class	20	11		16	13
N Class	—	12		8	9
Custodian Fees	59	46		18	15
Professional Fees	66	29		21	25
Directors' Fees and Expenses	14	14		14	14
Registration Fees:
I Class	44	19		23	37
N Class	—	20		3	19
Distribution Fees:
N Class	—	255		4	48
Compliance Expenses	21	2		1	2
Other	173	22		24	23
Total	4,919	1,014		369	700
Less Expenses Borne by Investment Advisor:
I Class	152	57		—	—
N Class	—	102		9	19
Net Expenses	4,767	855		360	681
Net Investment Income	44,322	5,945		1,730	4,791
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(201)	2,041		(178)	(3,769)
Foreign Currency	—	264		2	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,071)	(6,586)		(7,445)	(16,893)
Foreign Currency	—	15		1	—
Capital Support Agreement with Affiliate (4)	2,071	—		—	—
Net Realized and Unrealized Loss on Investments	(201)	(4,266)		(7,620)	(20,662)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,121	$1,679		$(5,890)	$(15,871)

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW High Yield Bond Fund was $1.

(2)  Net of foreign taxes withheld. Total amounts withheld for the TCW Core Fixed Income Fund and the TCW Emerging Markets Income Fund were $1 and $6, respectively.

(3)  Net of broker fees.

(4)  See Note 3.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2008

	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$5,764	$109,970
Net Security Lending Income	—	4 (1)
Total	5,764	109,974
Expenses:
Management Fees	367	7,605
Accounting Services Fees	13	181
Administration Fees	29	298
Transfer Agent Fees:
I Class	13	195
N Class	—	215
Custodian Fees	21	54
Professional Fees	27	56
Directors' Fees and Expenses	14	14
Registration Fees:
I Class	14	72
N Class	—	34
Distribution Fees:
N Class	—	1,918
Compliance Expenses	2	26
Other	19	220
Total	519	10,888
Less Expenses Borne by Investment Advisor:
I Class	58	1,111
N Class	—	807
Net Expenses	461	8,970
Net Investment Income	5,303	101,004
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on Investments	(229)	—
Change in Unrealized Depreciation on Investments	(5,719)	(97,453)
Net Realized and Unrealized Loss on Investments	(5,948)	(97,453)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(645)	$3,551

(1)  Net of broker fees.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2008	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$44,322	$32,615	$5,945	$5,188
Net Realized Gain (Loss) on Investments	(201)	—	2,305	332
Change in Unrealized Appreciation (Depreciation) on Investments	—	—	(6,571)	939
Increase in Net Assets Resulting from Operations	44,121	32,615	1,679	6,459
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(44,138)	(32,615)	(1,367)	(1,489)
N Class	—	—	(5,073)	(4,122)
Total Distributions to Shareholders	(44,138)	(32,615)	(6,440)	(5,611)
NET CAPITAL SHARE TRANSACTIONS
I Class	133,824	106,512	3,005	(7,644)
N Class	—	—	(27,882)	96,362
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	133,824	106,512	(24,877)	88,718
Increase (Decrease) in Net Assets	133,807	106,512	(29,638)	89,566
NET ASSETS
Beginning of Year	671,428	564,916	143,865	54,299
End of Year	$805,235	$671,428	$114,227	$143,865
Undistributed Net Investment Income	$516	$332	$261	$287

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Emerging Markets Income Fund		TCW High Yield Bond Fund
	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2008	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$1,730	$2,494	$4,791	$9,054
Net Realized Gain (Loss) on Investments	(176)	311	(3,769)	1,355
Change in Unrealized Depreciation on Investments	(7,444)	(400)	(16,893)	(1,155)
Increase (Decrease) in Net Assets Resulting from Operations	(5,890)	2,405	(15,871)	9,254
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,738)	(1,817)	(3,630)	(6,398)
N Class	(98)	(28)	(1,582)	(2,988)
Distributions from Net Realized Gain:
I Class	(1,257)	(1,833)	—	—
N Class	(46)	(3)	—	—
Total Distributions to Shareholders	(3,139)	(3,681)	(5,212)	(9,386)
NET CAPITAL SHARE TRANSACTIONS
I Class	(6,657)	(14,961)	(858)	(52,293)
N Class	446	1,241	(353)	(28,079)
Redemption Fees (Note 2)	3	1	—	—
Decrease in Net Assets Resulting from Net Capital Shares Transactions	(6,208)	(13,719)	(1,211)	(80,372)
Decrease in Net Assets	(15,237)	(14,995)	(22,294)	(80,504)
NET ASSETS
Beginning of Year	35,815	50,810	78,981	159,485
End of Year	$20,578	$35,815	$56,687	$78,981
(Distributions in Excess of) Net Investment Income	$(162)	$(147)	$(513)	$(323)

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2008

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2008	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$5,303	$5,406	$101,004	$33,898
Net Realized Loss on Investments	(229)	—	—	(474)
Change in Unrealized Appreciation (Depreciation) on Investments	(5,719)	(62)	(97,453)	9,066
Increase (Decrease) in Net Assets Resulting from Operations	(645)	5,344	3,551	42,490
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(5,098)	(5,324)	(45,217)	(23,601)
N Class	—	—	(43,878)	(11,349)
Total Distributions to Shareholders	(5,098)	(5,324)	(89,095)	(34,950)
NET CAPITAL SHARE TRANSACTIONS
I Class	(32,582)	5,556	533,538	222,734
N Class	—	—	722,747	148,488
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(32,582)	5,556	1,256,285	371,222
Increase (Decrease) in Net Assets	(38,325)	5,576	1,170,741	378,762
NET ASSETS
Beginning of Year	114,181	108,605	934,789	556,027
End of Year	$75,856	$114,181	$2,105,530	$934,789
Undistributed Net Investment Income	$274	$69	$12,323	$414

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Financial Statements	October 31, 2008

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers 22 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as "junk" bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 1 — Organization (Continued)

Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value, except that certain securities in the TCW Money Market Fund covered by the Credit Support Agreement greater than 60 days maturity (see Note 3) are marked-to-market using latest bid price.

Other short-term debt securities, other than those held by the TCW Money Market Fund, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Treasury Temporary Guarantee Program: The Company, on behalf of the TCW Money Market Fund, applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the "Program") on October 1, 2008. The Program is designed to provide certain shareholders of the Fund with a guarantee of a $1.00 net asset value price per share based on the number of shares held by the shareholder in the Fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the Fund's net asset value falls below $0.995 and the Fund commences the process of liquidation. Any increase in the number of shares a shareholder owns after the close of business on September 19, 2008 will not be guaranteed. If the number of shares a shareholder holds fluctuates over the period, the shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the amount held by the shareholder as of the date of a guarantee event, whichever is less. If a shareholder closes his/her account with the Fund or with a broker-dealer, any future investment in the Fund will not be guaranteed.

To participate in the Program, the Fund paid (i) an initial non-refundable participation fee, which amounted to 0.01% of the value of the Fund's outstanding shares on September 19, 2008 (valued at $1.00 per share) and (ii) a subsequent non-refundable fee to continue participation in the Program which

FIXED INCOME FUNDS

TCW Funds, Inc.

October 31, 2008

amounted to 0.015% of the value of the Fund's outstanding shares on September 19, 2008 (valued at $1.00 per share). The initial fee covered the three months of participation in the Program and the subsequent fee covered participation in the Program until April 30, 2009. The fees are amortized over the duration of the Program over the respective periods. Recovery under the Program is subject to certain conditions and limitations. Payments under the Program, if any, will be made on a first-come-first-serve basis and only to the extent of available assets at the U.S. Treasury's Exchange Stabilization Fund, which had approximately $49.9 billion in assets as of September 30, 2008.

The Program will terminate on April 30, 2009, unless the Treasury extends the Program. The Treasury can extend the Program up to the close of business on September 18, 2009. If the Program is extended, the Board of Directors of the Fund may elect to have the Fund continue to participate, provided that, as of the extension date, the Fund has a market-based net asset value per share of at least $0.995, and the Fund pays any additional participation fees.

Redemption Fees: The TCW Emerging Markets Income Fund imposes a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Fund as additional paid-in-capital. The redemption fees received by the Fund are shown on the Statement of Changes in Net Assets.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Forward Foreign Currency Contracts: The TCW Emerging Markets Income Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at October 31, 2008.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the year ended October 31, 2008.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. Repurchase agreements are listed on the Schedule of Investments.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at October 31, 2008.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 4.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions: Dividends and Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

FIXED INCOME FUNDS

TCW Funds, Inc.

October 31, 2008

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Capital Support Agreement

On September 19, 2008, the Company, on behalf of the TCW Money Market Fund, entered into a capital support agreement (the "Initial CSA"), which required, subject to certain conditions and limitations, the Advisor to commit capital to the Fund up to the aggregate limit of $5 million. The Initial CSA was intended to limit the potential losses that the Fund may incur upon the ultimate disposition of the securities specified in the Agreement (the "Initial Eligible Notes"). Because the Advisor does not have its own credit rating, the Agreement required the Advisor to establish a segregated account to support its obligations under the Agreement. On September 26, 2008, the parties amended the Initial Agreement (the "9/26 CSA") to (a) increase the maximum contribution amount to $35.5 million, (b) pledge certain assets in the segregated account to certain corresponding Initial Eligible Notes to support any capital contributions required to be made on the corresponding Initial Eligible Notes, and (c) provide for the eventual release of pledged assets corresponding to a specific Initial Eligible Note to the Advisor upon the Advisor's satisfaction of its obligations to the Fund under the 9/26 CSA with respect to the Initial Eligible Note. On September 30, 2008, the parties again amended the capital support agreement (the "9/30 CSA") to include additional securities that the Fund held in its portfolio of certain issuers (the "Subsequent Notes", and together with the Initial Eligible Notes the "Covered Notes").

Pursuant to the 9/30 CSA, the Advisor is obligated to provide a capital contribution (up to the maximum contribution amount) if, as a result of losses realized on the Covered Notes, the market-based net asset value per share of the Fund otherwise would drop below $0.995 or such greater amount as required by NRSRO (as defined in Rule 2a-7) after giving effect to the contribution event and all payments received by the Fund in respect of the Covered Notes. A contribution event may occur upon:

(i)	any sale of the Covered Note for an amount less than amortized cost value (after deduction of transaction costs);

(ii)	receipt of final payment on the Covered Notes for less than the amortized cost value for the Covered Notes as of the date such payment is received;

(iii)	the issuance of a court order to discharge the Covered Notes issuer from liability that provides for payments that will result in a loss; or

(iv)	the occurrence of a loss in connection with an exchange for or replacement with Covered Securities as defined in Rule 2a-7(a)(10).

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Capital Support Agreement (Continued)

The Advisor will not receive any consideration from the Fund for contributed capital, if any, under the 9/30 Agreement. The obligations of the Advisor to provide capital support pursuant to the 9/30 Agreement will terminate upon the earliest to occur of (i) August 31, 2009, (ii) the repayment in full, in cash, of the Covered Notes, and (iii) the Advisor making payments equal to the maximum contribution amount. In addition, the Fund is required to sell all Covered Notes on the business date immediately prior to the termination date, unless the Fund expects that the sale proceeds on the sale day would not result in a loss to the Fund or in a payment of the capital contribution amount.

The TCW Money Market Fund held the following Covered Notes at October 31, 2008:

Principal Amount	Issuer	Amortized Cost	Value
$4,000,000	American General Finance Corp., 4.34%, due 01/09/09	$3,996,995	$3,872,116
37,905,000	Associates Corp. of North America, 6.25%, due 11/01/08	37,905,000	37,905,000
10,000,000	Bank of America Corp., 5.875%, due 02/15/09	10,077,126	9,977,300
8,340,000	Bank of America Corp., 7.125%, due 03/01/09	8,442,936	8,308,633
25,000,000	BNP Paribas Finance, Inc., 2.99%, due 02/09/09	24,792,361	24,806,463
5,000,000	Citigroup, Inc., 3.625%, due 02/09/09	4,993,986	4,939,815
18,395,000	Credit Suisse USA, Inc., 3.875%, due 01/15/09	18,417,709	18,225,196
18,000,000	HSBC Finance Corp., 4.125%, due 12/15/08	18,009,890	18,009,890
8,227,000	HSBC Finance Corp., 5.875%, due 02/01/09	8,271,286	8,185,750
5,000,000	International Lease Finance Corp., 3.5%, due 04/01/09	4,984,134	4,501,660
5,000,000	International Lease Finance Corp., 6.375%, due 03/15/09	5,054,274	4,556,470
8,500,000	Wachovia Bank NA, 5.8%, due 12/01/08	8,515,181	8,515,181
3,515,000	Wachovia Corp., 3.625%, due 02/17/09	3,512,389	3,472,679
2,128,000	Wachovia Corp., 5.625%, due 12/15/08	2,133,294	2,133,294
13,900,000	Wachovia Corp., 6.15%, due 03/15/09	14,023,942	13,784,310
5,025,000	Wachovia Corp., 6.375%, due 01/15/09	5,051,578	4,967,810
3,600,000	Wachovia Corp., 6.375%, due 02/01/09	3,625,323	3,574,415
		$181,807,404	$179,735,982

At October 31, 2008, the fair value of the Capital Support Agreement was $2,071,422. The existence and value of the Capital Support Agreement is identified separately on the Schedule of Investments and on the Statement of Assets and Liabilities. The TCW Money Market Fund records changes in the value of the Capital Support Agreement in its Statement of Operations and in the Financial Highlights, as applicable. The value of the Capital Support Agreement may increase or decrease each day the TCW Money Market Fund calculates its NAV, as a result of changes in the market value of the Covered Notes.

Note 4 — Security Lending

The Fund listed below had outstanding securities on loan at October 31, 2008. The loans were collateralized with cash which was invested in a money market fund. Income from this investment, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW High Yield Bond Fund	$44	$50

FIXED INCOME FUNDS

TCW Funds, Inc.

October 31, 2008

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the years ended October 31, 2008 and 2007, the Funds below realized, on a tax basis, the following net realized loss on security transactions (amounts in thousands):

	Net Realized Loss
	2008	2007
TCW Money Market Fund	$(201)	$—
TCW Emerging Markets Income Fund	(332)	—
TCW High Yield Bond Fund	(3,592)	—
TCW Short Term Bond Fund	(229)	—
TCW Total Return Bond Fund	—	(474)

At October 31, 2008 and 2007, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund
	2008	2007	2008	2007	2008	2007
Undistributed Ordinary Income	$2,106	$3,058	$1,012	$917	$—	$1,296
Undistributed Long-Term Gain	—	—	404	—	—	365
Total Distributable Earnings	$2,106	$3,058	$1,416	$917	$—	$1,661
	TCW High Yield Bond Fund		TCW Short Term Bond Fund		TCW Total Return Bond Fund
	2008	2007	2008	2007	2008	2007
Undistributed Ordinary Income	$—	$364	$769	$564	$16,004	$4,095
Undistributed Long-Term Gain	—	—	—	—	—	—
Total Distributable Earnings	$—	$364	$769	$564	$16,004	$4,095

Permanent differences incurred during the year ended October 31, 2008, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed (accumulated) net realized gain (loss) and paid-in capital as follows, with no impact to the net asset value per share (amounts in thousands):

	Undistributed Net Investment Income (Loss)	Undistributed (Accumulated) Net Realized Gain (Loss)	Paid-in Capital
TCW Core Fixed Income Fund	$469	$(567)	$98
TCW Emerging Markets Income Fund	88	(401)	313
TCW High Yield Bond Fund	231	— (1)	(231)

(1)  Amount rounds to less than $1 (in thousands).

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Federal Income Taxes (Continued)

During the years ended October 31, 2008 and 2007, the tax character of distributions paid was as follows (amounts in thousands):

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund
	2008	2007	2008	2007	2008	2007
Distributions paid from:
Ordinary Income	$44,138	$32,615	$6,440	$5,611	$2,852	$1,845
Long Term Capital Gain	—	—	—	—	287	1,836
Total Distributions	$44,138	$32,615	$6,440	$5,611	$3,139	$3,681
	TCW High Yield Bond Fund		TCW Short Term Bond Fund		TCW Total Return Bond Fund
	2008	2007	2008	2007	2008	2007
Distributions paid from:
Ordinary Income	$5,212	$9,386	$5,098	$5,324	$89,095	$34,950
Long Term Capital Gain	—	—	—	—	—	—
Total Distributions	$5,212	$9,386	$5,098	$5,324	$89,095	$34,950

At October 31, 2008, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$978	$79	$16	$152	$39,039
Unrealized (Depreciation)	(6,760)	(6,833)	(18,833)	(6,068)	(127,800)
Net Unrealized Depreciation	$(5,782)	$(6,754)	$(18,817)	$(5,916)	$(88,761)
Cost of Investments for Federal Income Tax Purposes	$120,305	$27,128	$76,898	$81,914	$2,197,412

The aggregate cost for investments for the TCW Money Market Fund as of October 31, 2008, is the same for financial reporting and federal income tax purposes.

The Funds are subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at October 31, 2008, nor were there any increases or decreases in unrecognized tax benefits for the year ended October 31, 2008. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FIXED INCOME FUNDS

TCW Funds, Inc.

October 31, 2008

At October 31, 2008, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Expiring In
	2009	2010	2012	2014	2015	2016
TCW Money Market Fund	$—	$—	$—	$—	$—	$201
TCW Core Fixed Income Fund	—	—	—	—	—	—
TCW Emerging Markets Income Fund	—	—	—	—	—	332
TCW High Yield Fund	21,104	27,048	—	1,899	—	3,592
TCW Short Term Bond Fund	—	—	85	—	—	229
TCW Total Return Bond Fund	—	—	—	461	474	—

Note 6 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Money Market Fund	0.25%
TCW Core Fixed Income Fund	0.40%
TCW Emerging Markets Income Fund	0.75%
TCW High Yield Bond Fund	0.75%
TCW Short Term Bond Fund	0.50	% *
TCW Total Return Bond Fund	0.50%

*  The Advisor waived 0.15% of the management fee for the year ended October 31, 2008.

In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses of each share class are limited as follows based on average daily net assets for that class:

TCW Money Market Fund I Class	0.40	% (2)
TCW Core Fixed Income Fund I Class	0.44	% (2)
N Class	0.78	% (2)
TCW Emerging Markets Income Fund I Class	1.30	% (1)
N Class	1.30	% (1)
TCW High Yield Bond Fund I Class	1.20	% (1)
N Class	1.20	% (1)
TCW Short Term Bond Fund I Class	0.44	% (2)
TCW Total Return Bond Fund I Class	0.44	% (2)
N Class	0.74	% (2)

(1)  Average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of October 31, 2008. These limitations are voluntary and terminable on a six months notice.

(2)  These limitations are voluntary and terminable on a sixty days notice.

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 6 — Fund Expenses (Continued)

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years should the expenses drop below the Lipper Average in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year's operating expenses.

Note 7 — Distribution Plan

TCW Funds Distributors ("Distributor"), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2008, were as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Purchases at Cost	$72,325	$43,060	$65,331	$26,427	$1,028,886
Sales or Maturity Proceeds	$74,252	$49,582	$74,823	$12,048	$65,297
U.S. Government Purchases at Cost	$26,481	$—	$1,574	$17	$439,805
U.S. Government Sales or Maturity Proceeds	$49,398	$—	$1,589	$43,774	$67,274

Note 9 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Money Market Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	15,007,963,912	$15,007,964	6,079,799,727	$6,079,800
Shares Issued upon Reinvestment of Dividends	6,969,479	6,970	14,971,496	14,971
Shares Redeemed	(14,881,109,718)	(14,881,110)	(5,988,258,818)	(5,988,259)
Net Increase	133,823,673	$133,824	106,512,405	$106,512
TCW Core Fixed Income Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,775,575	$17,341	522,882	$5,058
Shares Issued upon Reinvestment of Dividends	105,987	1,042	127,205	1,229
Shares Redeemed	(1,567,503)	(15,378)	(1,438,784)	(13,931)
Net Increase (Decrease)	314,059	$3,005	(788,697)	$(7,644)

FIXED INCOME FUNDS

TCW Funds, Inc.

October 31, 2008

TCW Core Fixed Income Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,072,507	$10,657	9,678,612	$94,886
Shares Issued upon Reinvestment of Dividends	520,586	5,181	378,676	3,692
Shares Redeemed	(4,398,275)	(43,720)	(227,555)	(2,216)
Net Increase (Decrease)	(2,805,182)	$(27,882)	9,829,733	$96,362
TCW Emerging Markets Income Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	734,916	$5,320	1,123,740	$8,651
Shares Issued upon Reinvestment of Dividends	367,272	2,638	434,306	3,348
Shares Redeemed	(2,035,683)	(14,612)	(3,400,447)	(26,960)
Net Decrease	(933,495)	$(6,654)	(1,842,401)	$(14,961)
TCW Emerging Markets Income Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	117,472	$1,084	126,229	$1,237
Shares Issued upon Reinvestment of Dividends	15,095	139	2,722	26
Shares Redeemed	(83,947)	(777)	(2,330)	(22)
Net Increase	48,620	$446	126,621	$1,241
TCW High Yield Bond Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	8,959,669	$52,117	4,761,199	$32,865
Shares Issued upon Reinvestment of Dividends	449,120	2,818	779,472	5,379
Shares Redeemed	(8,821,306)	(55,793)	(13,037,209)	(90,537)
Net Increase (Decrease)	587,483	$(858)	(7,496,538)	$(52,293)
TCW High Yield Bond Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	3,567,143	$21,132	4,535,662	$31,654
Shares Issued upon Reinvestment of Dividends	256,852	1,619	434,996	3,029
Shares Redeemed	(3,683,159)	(23,104)	(8,992,892)	(62,762)
Net Increase (Decrease)	140,836	$(353)	(4,022,234)	$(28,079)

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Short Term Bond Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	522,987	$4,850	219,418	$2,086
Shares Issued upon Reinvestment of Dividends	562,047	5,209	543,126	5,152
Shares Redeemed	(4,658,124)	(42,641)	(176,777)	(1,682)
Net Increase (Decrease)	(3,573,090)	$(32,582)	585,767	$5,556
TCW Total Return Bond Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	83,330,723	$795,205	31,973,367	$302,791
Shares Issued upon Reinvestment of Dividends	3,293,608	31,385	2,103,008	19,896
Shares Redeemed	(30,760,377)	(293,052)	(10,568,451)	(99,953)
Net Increase	55,863,954	$533,538	23,507,924	$222,734
TCW Total Return Bond Fund	Year Ended October 31, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	94,190,415	$940,220	24,080,064	$236,405
Shares Issued upon Reinvestment of Dividends	3,935,639	38,842	1,079,872	10,572
Shares Redeemed	(26,068,389)	(256,315)	(10,035,288)	(98,489)
Net Increase	72,057,665	$722,747	15,124,648	$148,488

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at October 31, 2008.

Note 11 — Contingencies

In July 2004, a committee representing asbestos claimants (the "Committee") in the bankruptcy of G-I Holdings, Inc., filed suit against Building Material Corporation of America ("BMCA"), certain of its current and former bondholders and others (the "Complaint"). On March 24, 2006, the Complaint was amended to name additional bondholder defendants including the TCW High Yield Bond Fund and the TCW Core Fixed Income Fund (the "Bondholder Funds") and other accounts and funds managed by TCW or its affiliates. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to BMCA, a wholly-owned subsidiary in 1994. BMCA has since issued notes, of which the Bondholder Funds and others are alleged to be current or former holders. The complaint alleges that in 2000, more than two hundred noteholders — including the Bondholder Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court's decision granting permission to file the adversary

FIXED INCOME FUNDS

TCW Funds, Inc.

October 31, 2008

proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a "cost-benefit" analysis of the Committee's claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. A stay of all proceedings is currently in affect at the request of the Committee and G-I Holdings, Inc. in connection with a Plan of Reorganization filed with the Bankruptcy Court on August 22, 2008.

Nothing in the Complaint in this litigation alleges that any improper activity took place in the Bondholder Funds. It is possible that these matters could lead to a decrease in the market value of the shares or other adverse consequences to the Bondholder Funds. However, the Advisor believes that these matters are not likely to have a material adverse effect on the Bondholder Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss can not be reasonably estimated. The information provided is as of the date of this report.

Note 12 — Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and will be implemented in the future financial reports. The Funds are currently evaluating the potential impact of the adoption of SFAS 157 on the financial statements.

TCW Money Market Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008		2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.0278		0.0497	0.0447	0.0252	0.0091
Net Realized and Unrealized Gain (Loss) on Investments	(0.0014)		—	—	—	—
Total from Investment Operations	0.0264		0.0497	0.0447	0.0252	0.0091
Less Distributions:
Distributions from Net Investment Income	(0.0277)		(0.0497)	(0.0447)	(0.0252)	(0.0091)
Capital Support Agreement (2)	0.0013		N/A	N/A	N/A	N/A
Net Asset Value per Share, End of Year	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return	2.99	% (3)	5.09%	4.56%	2.53%	0.91%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$805,235		$671,428	$564,916	$605,886	$513,590
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.31%		0.33%	0.32%	0.34%	0.35%
After Expense Reimbursement	0.30%		N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.77%		4.97%	4.45%	2.52%	0.91%

(1)  Computed using average shares outstanding throughout the period.

(2)  See Note 3.

(3)  Capital Support Agreement had no impact on the total return for the period.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$9.76	$9.70	$9.69	$10.17	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.48	0.42	0.38	0.39	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.38)	0.10	0.07	(0.36)	0.21
Total from Investment Operations	0.10	0.52	0.45	0.03	0.64
Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.46)	(0.44)	(0.51)	(0.47)
Net Asset Value per Share, End of Year	$9.35	$9.76	$9.70	$9.69	$10.17
Total Return	0.94%	5.46%	4.74%	0.26%	6.57%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$30,721	$29,005	$36,478	$43,945	$42,674
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.66%	0.67%	0.79%	0.81%	0.81%
After Expense Reimbursement	0.44%	0.50%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.87%	4.38%	3.95%	3.90%	4.23%
Portfolio Turnover Rate	81.45%	76.69%	90.58%	97.60%	73.55%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$9.86	$9.79	$9.78	$10.25	$10.08
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.46	0.40	0.36	0.37	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)	0.09	0.06	(0.36)	0.18
Total from Investment Operations	0.09	0.49	0.42	0.01	0.61
Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.42)	(0.41)	(0.48)	(0.44)
Net Asset Value per Share, End of Year	$9.44	$9.86	$9.79	$9.78	$10.25
Total Return	0.73%	5.17%	4.44%	0.01%	6.19%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$83,506	$114,860	$17,821	$17,432	$16,633
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.83%	0.82%	1.08%	1.10%	1.10%
After Expense Reimbursement	0.73%	0.76%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.58%	4.10%	3.67%	3.61%	4.23%
Portfolio Turnover Rate	81.45%	76.69%	90.58%	97.60%	73.55%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$7.66	$7.99	$8.03	$7.98	$9.60
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.43	0.55	0.40	0.55	0.61
Net Realized and Unrealized Gain (Loss) on Investments	(1.92)	(0.03)	0.24	0.25	0.38
Total from Investment Operations	(1.49)	0.52	0.64	0.80	0.99
Less Distributions:
Distributions from Net Investment Income	(0.47)	(0.42)	(0.45)	(0.46)	(0.49)
Distributions from Net Realized Gain	(0.29)	(0.43)	(0.23)	(0.28)	(2.12)
Total Distributions	(0.76)	(0.85)	(0.68)	(0.74)	(2.61)
Redemption Fees	— (2)	— (2)	— (2)	(0.01)	—
Net Asset Value per Share, End of Year	$5.41	$7.66	$7.99	$8.03	$7.98
Total Return	(21.46)%	6.79%	8.31%	10.06%	12.53%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$19,349	$34,559	$50,779	$69,810	$49,703
Ratio of Expenses to Average Net Assets	1.24%	1.25%	1.17%	1.16%	1.20%
Ratio of Net Investment Income to Average Net Assets	5.99%	7.03%	4.97%	6.83%	7.74%
Portfolio Turnover Rate	156.72%	146.82%	149.79%	92.86%	79.63%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Year Ended October 31,				March 1, 2004 (Commencement of Offering of N Class Shares) through
	2008	2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$9.67	$9.77	$9.08	$8.30	$7.72
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.54	0.64	0.48	6.40	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(2.45)	(0.02)	0.21	(5.62)	0.31
Total from Investment Operations	(1.91)	0.62	0.69	0.78	0.58
Less Distributions:
Distributions from Net Investment Income	(0.58)	(0.29)	—	—	—
Distributions from Net Realized Gain	(0.29)	(0.43)	—	—	—
Total Distributions	(0.87)	(0.72)	—	—	—
Net Asset Value per Share, End of Period	$6.89	$9.67	$9.77	$9.08	$8.30
Total Return	(21.51)%	6.56%	7.60%	9.40%	7.51	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,229	$1,256	$31	$—	$—	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.97%	2.63%	353.50%	899.58%	22.68	% (4)
After Expense Reimbursement	1.36%	1.46%	1.36%	1.47%	1.50	% (4)
Ratio of Net Investment Income to Average Net Assets	5.94%	6.58%	4.97%	6.83%	5.24	% (4)
Portfolio Turnover Rate	156.72%	146.82%	149.79%	92.86%	79.63	% (5)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period March 1, 2004 (commencement of offering of N Class Shares) through October 31, 2004 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

(5)  Represents the Fund's portfolio turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$6.74	$6.85	$6.83	$7.26	$7.03
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.47	0.49	0.49	0.52	0.54
Net Realized and Unrealized Gain (Loss) on Investments	(2.14)	(0.07)	0.06	(0.39)	0.26
Total from Investment Operations	(1.67)	0.42	0.55	0.13	0.80
Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.53)	(0.53)	(0.56)	(0.57)
Net Asset Value per Share, End of Year	$4.56	$6.74	$6.85	$6.83	$7.26
Total Return	(26.41)%	6.27%	8.41%	1.74%	11.77%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$41,109	$56,835	$109,167	$146,266	$259,228
Ratio of Expenses to Average Net Assets	1.03%	0.93%	0.91%	0.88%	0.90%
Ratio of Net Investment Income to Average Net Assets	7.66%	7.00%	7.18%	7.26%	7.56%
Portfolio Turnover Rate	113.03%	91.99%	87.48%	97.52%	99.77%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$6.78	$6.90	$6.87	$7.30	$7.09
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.46	0.47	0.49	0.52	0.55
Net Realized and Unrealized Gain (Loss) on Investments	(2.16)	(0.07)	0.05	(0.43)	0.23
Total from Investment Operations	(1.70)	0.40	0.54	0.09	0.78
Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.52)	(0.51)	(0.52)	(0.57)
Net Asset Value per Share, End of Year	$4.57	$6.78	$6.90	$6.87	$7.30
Total Return	(26.63)%	5.96%	8.15%	1.21%	11.42%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$15,578	$22,146	$50,318	$40,862	$53,551
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.30%	1.20%	1.20%	1.25%	1.32%
After Expense Reimbursement	1.20%	N/A	N/A	1.24%	1.30%
Ratio of Net Investment Income to Average Net Assets	7.46%	6.71%	7.18%	7.25%	7.56%
Portfolio Turnover Rate	113.03%	91.99%	87.48%	97.52%	99.77%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007	2006		2005	2004
Net Asset Value per Share, Beginning of Year	$9.47	$9.46	$9.44		$9.53	$9.50
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.47	0.46	0.35		0.26	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	— (2)	0.03		(0.11)	0.02
Total from Investment Operations	(0.08)	0.46	0.38		0.15	0.21
Less Distributions:
Distributions from Net Investment Income	(0.46)	(0.45)	(0.36)		(0.24)	(0.18)
Net Asset Value per Share, End of Year	$8.93	$9.47	$9.46		$9.44	$9.53
Total Return	(0.88)%	4.95%	4.08%		1.55%	2.26%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$75,856	$114,181	$108,605		$71,969	$17,509
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.49%	0.63%	0.66%		0.80%	1.10%
After Expense Reimbursement	0.44%	0.44%	0.49%		0.65%	0.95%
Ratio of Total Expenses to Average Net Assets	N/A	N/A	0.51	% (3)	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.06%	4.80%	3.74%		2.76%	1.98%
Portfolio Turnover Rate	27.24%	43.18%	42.09%		38.30%	44.05%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  Includes interest expense on reverse repurchase agreement.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$9.55	$9.47	$9.40	$9.64	$9.57
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.65	0.48	0.46	0.49	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.45)	0.09	0.06	(0.26)	0.11
Total from Investment Operations	0.20	0.57	0.52	0.23	0.56
Less Distributions:
Distributions from Net Investment Income	(0.54)	(0.49)	(0.45)	(0.47)	(0.49)
Net Asset Value per Share, End of Year	$9.21	$9.55	$9.47	$9.40	$9.64
Total Return	2.08%	6.16%	5.72%	2.37%	5.99%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,074,374	$580,139	$352,546	$220,671	$171,790
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.59%	0.61%	0.61%	0.64%	0.67%
After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	6.75%	5.09%	4.86%	5.12%	4.73%
Portfolio Turnover Rate	9.09%	18.29%	21.84%	24.39%	32.82%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$9.89	$9.81	$9.73	$9.95	$9.85
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.64	0.47	0.44	0.47	0.47
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)	0.09	0.07	(0.26)	0.07
Total from Investment Operations	0.18	0.56	0.51	0.21	0.54
Less Distributions:
Distributions from Net Investment Income	(0.52)	(0.48)	(0.43)	(0.43)	(0.44)
Net Asset Value per Share, End of Year	$9.55	$9.89	$9.81	$9.73	$9.95
Total Return	1.75%	5.87%	5.42%	2.14%	5.62%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,031,156	$354,650	$203,481	$153,552	$72,458
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.84%	0.88%	0.88%	0.94%	1.04%
After Expense Reimbursement	0.73%	0.74%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	6.51%	4.80%	4.56%	4.75%	4.75%
Portfolio Turnover Rate	9.09%	18.29%	21.84%	24.39%	32.82%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

FIXED INCOME FUNDS

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
TCW Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Money Market Fund, TCW Core Fixed Income Fund, TCW Emerging Markets Income Fund, TCW High Yield Bond Fund, TCW Short Term Bond Fund, and TCW Total Return Bond Fund, (collectively, the "TCW Fixed Income Funds") (six of twenty-two funds comprising the TCW Funds, Inc.) as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods in the periods ended October 31, 2008. These financial statements and financial highlights are the responsibility of the TCW Fixed Income Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The TCW Fixed Income Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the TCW Fixed Income Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Fixed Income Funds as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods in the periods ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

December 19, 2008
Los Angeles, California

FIXED INCOME FUNDS

TCW Funds, Inc.

Shareholder Expenses (Unaudited)	October 31, 2008

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

Actual Expenses The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2008 to October 31, 2008)
TCW Money Market Fund
I Class Shares
Actual	$1,000.00	$1,011.80	0.31%	$1.57
Hypothetical (5% return before expenses)	1,000.00	1,023.58	0.31%	1.58
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$967.70	0.44%	$2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.44%	2.24
N Class Shares
Actual	$1,000.00	$966.10	0.73%	$3.61
Hypothetical (5% return before expenses)	1,000.00	1,021.47	0.73%	3.71
TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$770.60	1.20%	$5.34
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.20%	6.09
N Class Shares
Actual	$1,000.00	$770.50	1.33%	$5.92
Hypothetical (5% return before expenses)	1,000.00	1,018.45	1.33%	6.75
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$745.40	1.00%	$4.39
Hypothetical (5% return before expenses)	1,000.00	1,020.11	1.00%	5.08
N Class Shares
Actual	$1,000.00	$744.20	1.20%	$5.26
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.20%	6.09

FIXED INCOME FUNDS

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2008 to October 31, 2008)
TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$994.20	0.44%	$2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.44%	2.24
TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$989.80	0.44%	$2.20
Hypothetical (5% return before expenses)	1,000.00	1,022.87	0.44%	2.24
N Class Shares
Actual	$1,000.00	$988.40	0.74%	$3.70
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.74%	3.76

FIXED INCOME FUNDS

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

FIXED INCOME FUNDS

TCW Funds, Inc.

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreement

TCW Funds, Inc. (the "Corporation") and TCW Investment Management Company (the "Adviser") are parties to an Investment Management and Advisory Agreement (the "Advisory Agreement"), pursuant to which the Adviser is responsible for managing the investments of each separate investment series (each, a "Fund") of the Corporation. At a meeting held on May 12, 2008, the Board of Directors of the Corporation re-approved the Advisory Agreement with respect to each Fund for an additional one year term. The Adviser provided materials to the Board for its evaluation in response to information requested by the Independent Directors who were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are certain of the factors considered by the Board in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The determinations were made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

In evaluating the Advisory Agreement the Board, including the Independent Directors, considered the following factors among others:

Nature, Extent and Quality of Services. The Board considered the general nature, extent, and quality of services provided or expected to be provided by the Adviser. The Board evaluated the Adviser's experience in serving as manager of the Funds, noting that the Adviser serves a variety of other investment advisory clients, including other pooled investment vehicles and registered investment companies. The Board considered the benefit to shareholders of investing in a fund complex that is served by a larger organization that provides investment advisory services to mutual funds, separate accounts, commingled funds and collective trusts. The Board considered the ability of the Adviser to provide an appropriate level of support and resources to the Corporation and whether the Adviser has sufficiently qualified personnel as well as the overall financial soundness of the Adviser. The Board noted the background and experience of the senior management and portfolio management personnel of the Adviser and that the expertise and amounts of attention expected to be provided to the Corporation by the Adviser is substantial. The Board considered the ability of the Adviser to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the Adviser's compliance programs as well as the compliance operations of the Adviser with respect to the Funds including the Adviser's participation in the SEC's pilot examination program and noted the significant efforts of the Adviser's compliance staff in administering the Corporation's compliance program. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided and anticipated to be provided by the Adviser under the Advisory Agreement.

Investment Performance. The Board considered specific information about each Fund's historical performance, including an independent report prepared on its behalf by Morningstar Associates LLC (the "Report"). The Report reviewed the performance of the Funds' Class I shares (Class N Shares for the Diversified Value and Dividend Focused Funds) over the one, three, five, and ten year periods ended December 31, 2007, as applicable. The Board noted that:

•  the Growth Equities, Money Market, Small Cap Growth and Total Return Bond Funds performed above their respective Morningstar Category medians (as set forth in the Report) for all of the periods presented (except the ten-year period for the Small Cap Growth Fund);

•  the Emerging Markets Income, Global Equities, High Yield Bond, Relative Value Small Cap, Spectrum and Value Opportunities Funds performed below their respective Morningstar Category medians for all the periods presented (except the ten-year period for the Relative Value Small Cap and Value Opportunities Funds), and

•  the performance of the other Funds with significant performance histories was mixed, outperforming their respective Morningstar Category medians for certain periods and underperforming their medians for other periods (including in most cases the one-year period).

FIXED INCOME FUNDS

TCW Funds, Inc.

The Board considered the reasons for the relative underperformance of most of the Funds for the one-year period and of several Funds over longer periods relative to category medians. It also considered the steps management has taken to address underperformance and noted among other things that a number of other series of the Corporation had been liquidated during the past twelve months. The Board concluded that the Adviser had provided acceptable investment management services to the Funds and would continue to do so in the future, and that the Board would continue to monitor Fund investment performance and discuss with the Adviser instances of long-term underperformance.

Advisory Fees and Profitability. The Board considered information in the Report and in the materials prepared by the Adviser regarding the advisory fees charged to the Funds, advisory fees paid by other funds in the Funds' respective Morningstar Categories, and advisory fees paid by other clients of the Adviser. The Board noted that the advisory fees charged by the Adviser to the Funds are within the ranges of advisory fees charged by other investment advisers to similar funds as set forth in the Report. The Board considered that the advisory fees charged to many of the Funds are higher than the advisory fee charged to certain separate accounts with similar strategies managed by the Adviser, but also noted that the services provided the Funds are more extensive than the services provided to such separate accounts. In addition, the Board took into consideration that the Adviser had agreed to reduce its investment advisory fee or pay the operating expenses of each Fund pursuant to certain expense limitation agreements. The Board also considered the cost of services to be provided and profits to be realized by the Adviser and its affiliates from their relationship with the Corporation, recognizing the difficulty in evaluating a manager's profitability with respect to the funds it manages in the context of an organization with multiple lines of business and that a variety of profitability methodologies may also be reasonable. Based on their evaluation of this information, the Board concluded that the contractual management fees of the Funds under the Advisory Agreement are fair and bear a reasonable relationship to the services rendered, and that the profits realized by the Adviser and its affiliates were within the range that had been recognized by the courts as reasonable.

Expenses and Economies of Scale. The Board considered confirmation in the Report regarding the Funds' total expenses, and noted that the Adviser limits the operating expenses to the trailing monthly expense ratio for comparable funds as calculated by Lipper Inc. The Board also considered the potential of the Adviser to achieve economies of scale as the assets of the Funds increase grow in size. The Board noted that the Adviser has agreed to certain expense limitation arrangements, which are designed to maintain the overall expense ratios of the Funds at competitive levels. The Board considered the relative advantages and disadvantages of an advisory fee with breakpoints compared to a flat advisory fee supplemented by advisory fee waivers and expense reimbursements and concluded that the current fee arrangements were appropriate given the current size and structure of the Corporation and adequately reflected any economies of scale.

Ancillary Benefits. The Board considered ancillary benefits to be received by the Adviser and its affiliates as a result of the relationship of the Adviser with the Corporation, including compensation for certain compliance support services. The Board noted that, in addition to the fees the Adviser receives under the Advisory Agreement, the Adviser could receive additional benefits from the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid by the Funds to such brokers. The Board concluded that any potential benefits to be derived by the Adviser from its relationships with the Funds are consistent with the services provided by the Adviser to the Funds.

Based upon the considerations discussed above and other considerations, the Board of Directors, including the Independent Directors, approved renewal of the Advisory Agreement.

TCW Funds, Inc.

Tax Information Notice (Unaudited)

On account of the year ended October 31, 2008, the following fund paid a capital gain distribution within the meaning 852 (b) (3) (c) of the Internal Revenue Code. The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Fund	Amounts per Share
TCW Core Fixed Income Fund	$0.03

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. In January 2009, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends during the calendar year of 2008. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

TCW Funds, Inc.

Directors and Officers of the Company

A board of eight directors is responsible for overseeing the operations of the TCW Funds, Inc. ("Company"). The directors of the Company, and their business addresses and their principal occupation for the last five years are set forth below:

Independent Directors

Name, Address, Age and Position with Funds (1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Samuel P. Bell (72)	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit business organization).	Point 360 (post production services), Broadway National Bank (banking), TCW Strategic Income Fund, Inc. (closed-end fund).

Richard W. Call (84)	Mr. Call has served as a director of TCW Funds, Inc. since February 1994.	Private Investor.	TCW Strategic Income Fund, Inc. (closed-end fund).

Matthew K. Fong (54)	Mr. Fong has served as a director of TCW Funds, Inc. since April 1999.	President, Strategic Advisory Group (consulting firm).	Seismic Warning Systems, Inc., PGP, LLP (private equity fund) and TCW Strategic Income Fund, Inc. (closed-end fund).

John A. Gavin (77)	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital (mutual fund), TCW Strategic Income Fund, Inc. (closed-end fund), Hotchkis and Wiley Funds (mutual fund).

Patrick C. Haden (55)	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Tetra Tech, Inc. (environmental consulting), and TCW Strategic Income Fund, Inc. (closed-end fund).

Charles A. Parker (74)	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private Investor.	Horace Mann Educators Corp. (insurance corporation), Burridge Center for Research in Security Prices (University of Colorado), and TCW Strategic Income Fund, Inc. (closed-end fund).

(1)  The address of each Independent Director is c/o Paul Hastings, Janofsky & Walker LLP, Counsel to the Independent Directors, 515 South Flower Street, Los Angeles, CA 90071

TCW Funds, Inc.

Directors and Officers of the Company (Continued)

Interested Directors

Each of these directors are "interested persons" of the Company as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Marc I. Stern (64) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.	Vice Chairman, the Advisor, The TCW Group, Inc. TCW Asset Management Company and Trust Company of the West.	Qualcomm Incorporated (wireless communications)

Thomas E. Larkin, Jr. (69) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Larkin has served as a director since inception of TCW Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	None.

The officers of the Company who are not directors of the Company are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Ronald R. Redell (37) *	President and Chief Executive Officer	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company; President and Chief Executive Officer, TCW Strategic Income Fund, Inc.

Charles W. Baldiswieler (50) *	Senior Vice President	Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Peter A. Brown (53) *	Senior Vice President	Managing Director, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company.

Michael E. Cahill (57) *	Senior Vice President, General Counsel and Assistant Secretary	Executive Vice President, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; General Counsel, TCW Strategic Income Fund, Inc.

David S. DeVito (45) *	Treasurer and Chief Financial Officer	Executive Vice President and Chief Administrative Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Treasurer, Chief Financial Officer and Director, TCW Strategic Income Fund, Inc.

TCW Funds, Inc.

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Philip K. Holl (58) *	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Strategic Income Fund, Inc.

Hilary G.D. Lord (52) *	Senior Vice President, Chief Compliance officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Strategic Income Fund, Inc.

(1)  Positions with The TCW Group, Inc. and its affiliates may have changed over time.

  *  Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Company.

The SAI (Statement of Additional Information) has additional information regarding the Board of Directors. A copy is available by calling 1-800-FUND-TCW (1-800-386-3829) to obtain a hard copy or by going to the SEC website at http://www.sec.gov.

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Insight that works for you.TM

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcwfunds.com

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributors

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

Ronald R. Redell

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Peter A. Brown

Senior Vice President

Michael E. Cahill

Senior Vice President

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

George N. Winn

Assistant Treasurer

FUNDarFI1208

Item 2.                                                         Code of Ethics.  The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions.  The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

Item 3.                                                         Audit Committee Financial Expert.  The registrant has two audit committee financial experts, Samuel P. Bell and Charles A. Parker, who are independent of management serving on its audit committee.

Item 4.                                                         Principal Accountant Fees and Services.

(a) Audit Fees Paid by Registrant

2008	2007

$484,650	$552,430

(b) Audit-Related Fees Paid by Registrant

2008	2007

$0	$0

(c) Tax Fees Paid by Registrant

2008	2007

$80,000	$107,800

Fees were for the preparation and filing of the registrant’s corporate returns.

(d) All Other Fees Paid by Registrant

2008	2007

$0	$20,400

Fees in 2007 were principally for review of the tax treatment of contingent convertible securities.

(e) (1)	The registrant’s audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not

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established pre-approval policies or procedures for services that the auditor may perform for the registrant.

(e) (2) None.

(f) Not applicable.

(g) None.

(h) Not applicable.

Item 5.                                                         Audit of Committee of Listed Registrants.  Not applicable.

Item 6.                                                         Schedule of Investments.  Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                                                         Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.                                                         Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                                         Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.                                                  Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.                                                  Controls and Procedures.

(a)            The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 11.                                                  Exhibits.

(a)	EX-99.CODE – Code of Ethics

(b)	EX-99.CERT – Section 302 Certifications (filed herewith).
EX-99.906CERT – Section 906 Certification (filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	January 8, 2009

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	January 8, 2009

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